Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Aerospace & Defense — 1.3%
AAR Corp.	2,929	$ 52,019
Aerojet Rocketdyne Holdings, Inc.(1)	6,371	266,499
AeroVironment, Inc.(1)	1,860	113,386
Astronics Corp.(1)	2,153	19,764
Axon Enterprise, Inc.(1)	5,114	361,918
Cubic Corp.	2,731	112,818
Ducommun, Inc.(1)	914	22,713
Kratos Defense & Security Solutions, Inc.(1)	7,918	109,585
Maxar Technologies, Inc.(1)	5,309	56,700
Mercury Systems, Inc.(1)	4,735	337,795
Moog, Inc., Class A	2,706	136,734
National Presto Industries, Inc.	420	29,740
Park Aerospace Corp.	1,804	22,730
Parsons Corp.(1)	1,648	52,670
Triumph Group, Inc.	4,259	28,791
Vectrus, Inc.(1)	987	40,872
		$1,764,734
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(1)	5,010	$91,583
Atlas Air Worldwide Holdings, Inc.(1)	1,930	49,543
Echo Global Logistics, Inc.(1)	2,286	39,045
Forward Air Corp.	2,535	128,398
Hub Group, Inc., Class A(1)	2,840	129,135
Radiant Logistics, Inc.(1)	3,434	13,289
		$450,993
Airlines — 0.2%
Allegiant Travel Co.	1,137	$93,007
Hawaiian Holdings, Inc.	3,989	41,645
Mesa Air Group, Inc.(1)	1,804	5,935
SkyWest, Inc.	4,404	115,341
Spirit Airlines, Inc.(1)	6,027	77,688
		$333,616
Auto Components — 0.8%
Adient PLC(1)	7,706	$69,893
American Axle & Manufacturing Holdings, Inc.(1)	9,789	35,338
Cooper Tire & Rubber Co.	4,505	73,432
Cooper-Standard Holdings, Inc.(1)	1,470	15,097
Dana, Inc.	12,607	98,461
Dorman Products, Inc.(1)	2,409	133,145
Fox Factory Holding Corp.(1)	3,306	138,852
Gentherm, Inc.(1)	2,898	90,997
LCI Industries	2,130	142,348
Security	Shares	Value
Auto Components (continued)
Modine Manufacturing Co.(1)	4,047	$ 13,153
Motorcar Parts of America, Inc.(1)	1,400	17,612
Standard Motor Products, Inc.	1,855	77,112
Stoneridge, Inc.(1)	2,174	36,415
Tenneco, Inc., Class A	4,240	15,264
Visteon Corp.(1)	2,454	117,743
		$ 1,074,862
Automobiles — 0.1%
Winnebago Industries, Inc.	2,733	$76,005
		$76,005
Banks — 8.5%
1st Constitution Bancorp	623	$8,255
1st Source Corp.	1,262	40,927
ACNB Corp.	464	13,920
Alerus Financial Corp.	260	4,295
Allegiance Bancshares, Inc.	1,683	40,577
Amalgamated Bank, Class A	1,217	13,168
Amerant Bancorp, Inc.(1)	1,707	26,271
American National Bankshares, Inc.	942	22,514
Ameris Bancorp	5,343	126,950
Ames National Corp.	756	15,460
Arrow Financial Corp.	1,126	31,382
Atlantic Capital Bancshares, Inc.(1)	1,833	21,758
Atlantic Union Bankshares Corp.	7,141	156,388
Banc of California, Inc.	3,886	31,088
BancFirst Corp.	1,626	54,260
Bancorp, Inc. (The)(1)	4,384	26,611
BancorpSouth Bank	8,815	166,780
Bank First Corp.	510	28,560
Bank of Commerce Holdings	1,360	10,703
Bank of Marin Bancorp	1,090	32,700
Bank of NT Butterfield & Son, Ltd. (The)	4,785	81,489
Bank of Princeton (The)	486	11,299
Bank7 Corp.	280	2,223
BankFinancial Corp.	1,183	10,422
Bankwell Financial Group, Inc.	446	6,806
Banner Corp.	3,119	103,052
Bar Harbor Bankshares	1,146	19,803
Baycom Corp.(1)	848	10,218
BCB Bancorp, Inc.	832	8,861
Berkshire Hills Bancorp, Inc.	4,064	60,391
Boston Private Financial Holdings, Inc.	7,071	50,558
Bridge Bancorp, Inc.	1,543	32,650
Brookline Bancorp, Inc.	7,018	79,163

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Bryn Mawr Bank Corp.	1,617	$ 45,890
Business First Bancshares, Inc.	1,096	14,796
Byline Bancorp, Inc.	1,998	20,719
C&F Financial Corp.	251	10,015
Cadence BanCorp	11,225	73,524
Cambridge Bancorp	320	16,640
Camden National Corp.	1,318	41,451
Capital Bancorp, Inc.(1)	525	6,573
Capital City Bank Group, Inc.	1,232	24,788
Capstar Financial Holdings, Inc.	1,274	12,600
Carolina Financial Corp.	2,077	53,732
Carter Bank & Trust	1,998	18,342
Cathay General Bancorp	6,888	158,080
CBTX, Inc.	1,510	26,833
CenterState Bank Corp.	10,777	185,688
Central Pacific Financial Corp.	2,337	37,158
Central Valley Community Bancorp	682	8,893
Century Bancorp, Inc., Class A	277	17,240
Chemung Financial Corp.	245	8,080
Citizens & Northern Corp.	1,125	22,500
City Holding Co.	1,429	95,071
Civista Bancshares, Inc.	1,318	19,717
CNB Financial Corp.	1,282	24,191
Coastal Financial Corp.(1)	530	5,570
Codorus Valley Bancorp, Inc.	729	11,737
Colony Bankcorp, Inc.	655	8,187
Columbia Banking System, Inc.	6,444	172,699
Community Bank System, Inc.	4,431	260,543
Community Bankers Trust Corp.	1,884	9,137
Community Financial Corp. (The)	347	7,669
Community Trust Bancorp, Inc.	1,316	41,836
ConnectOne Bancorp, Inc.	2,830	38,035
CrossFirst Bankshares, Inc.(1)(2)	4,100	34,440
Customers Bancorp, Inc.(1)	2,287	24,997
CVB Financial Corp.	11,863	237,853
Eagle Bancorp, Inc.	2,865	86,552
Enterprise Bancorp, Inc.	790	21,322
Enterprise Financial Services Corp.	2,151	60,034
Equity Bancshares, Inc., Class A(1)	1,296	22,356
Esquire Financial Holdings, Inc.(1)	506	7,615
Evans Bancorp, Inc.	406	9,870
Farmers & Merchants Bancorp, Inc.	778	20,158
Farmers National Banc Corp.	1,937	22,527
FB Financial Corp.	1,361	26,839
Fidelity D&D Bancorp, Inc.(2)	249	12,704
Financial Institutions, Inc.	1,360	24,670
First Bancorp, Inc. / ME	691	15,202
Security	Shares	Value
Banks (continued)
First Bancorp.	2,504	$ 57,792
First BanCorp. / Puerto Rico	18,815	100,096
First Bancshares, Inc. (The)	1,422	27,118
First Bank / Hamilton	1,315	9,126
First Busey Corp.	4,434	75,866
First Business Financial Services, Inc.	708	10,974
First Capital, Inc.	286	17,131
First Choice Bancorp	879	13,194
First Commonwealth Financial Corp.	8,496	77,653
First Community Bankshares, Inc.	1,464	34,111
First Financial Bancorp	8,499	126,720
First Financial Bankshares, Inc.	11,315	303,695
First Financial Corp. / IN	1,151	38,812
First Financial Northwest, Inc.	708	7,108
First Foundation, Inc.	3,136	32,050
First Guaranty Bancshares, Inc.	412	5,945
First Internet Bancorp	680	11,166
First Interstate BancSystem, Inc., Class A	3,391	97,796
First Merchants Corp.	4,879	129,245
First Mid Bancshares, Inc.	1,248	29,628
First Midwest Bancorp, Inc.	9,316	123,297
First Northwest Bancorp	864	9,392
First of Long Island Corp. (The)	2,051	35,585
Flushing Financial Corp.	2,270	30,327
FNCB Bancorp, Inc.	1,509	10,427
Franklin Financial Network, Inc.	1,172	23,897
Franklin Financial Services Corp.	369	10,129
Fulton Financial Corp.	14,198	163,135
FVCBankcorp, Inc.(1)	1,064	14,172
German American Bancorp, Inc.	2,058	56,492
Glacier Bancorp, Inc.	7,579	257,724
Great Southern Bancorp, Inc.	940	37,976
Great Western Bancorp, Inc.	4,997	102,339
Guaranty Bancshares, Inc.	666	15,411
Hancock Whitney Corp.	7,711	150,519
Hanmi Financial Corp.	2,767	30,022
HarborOne Bancorp, Inc.(1)	2,211	16,649
Hawthorn Bancshares, Inc.	499	9,157
HBT Financial, Inc.	782	8,234
Heartland Financial USA, Inc.	3,037	91,717
Heritage Commerce Corp.	4,704	36,080
Heritage Financial Corp.	3,121	62,420
Hilltop Holdings, Inc.	6,020	91,022
Home BancShares, Inc.	13,949	167,249
HomeTrust Bancshares, Inc.	1,500	23,880
Hope Bancorp, Inc.	10,521	86,483
Horizon Bancorp	3,088	30,448

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Howard Bancorp, Inc.(1)	1,153	$ 12,522
IBERIABANK Corp.	4,692	169,663
Independent Bank Corp.	2,918	187,832
Independent Bank Corp. / MI	1,901	24,466
Independent Bank Group, Inc.	3,094	73,266
International Bancshares Corp.	4,972	133,647
Investar Holding Corp.	717	9,156
Investors Bancorp, Inc.	20,179	161,230
Lakeland Bancorp, Inc.	4,377	47,315
Lakeland Financial Corp.	2,121	77,947
LCNB Corp.	1,068	13,457
Level One Bancorp, Inc.	443	7,974
Live Oak Bancshares, Inc.	2,347	29,267
Macatawa Bank Corp.	2,061	14,674
Mackinac Financial Corp.	813	8,496
MainStreet Bancshares, Inc.(1)	626	10,492
Malvern Bancorp, Inc.(1)	564	6,909
Mercantile Bank Corp.	1,436	30,400
Metrocity Bankshares, Inc.	1,365	16,025
Metropolitan Bank Holding Corp.(1)	542	14,596
Mid Penn Bancorp, Inc.	399	8,080
Midland States Bancorp, Inc.	1,739	30,415
MidWestOne Financial Group, Inc.	980	20,521
MutualFirst Financial, Inc.	424	11,957
MVB Financial Corp.	740	9,435
National Bank Holdings Corp., Class A	2,643	63,168
National Bankshares, Inc.	531	16,939
NBT Bancorp, Inc.	3,663	118,645
Nicolet Bankshares, Inc.(1)	802	43,773
Northest Bank(1)	637	7,427
Northrim BanCorp, Inc.	525	14,175
Norwood Financial Corp.	502	13,403
Oak Valley Bancorp(2)	573	9,019
OFG Bancorp	4,325	48,353
Ohio Valley Banc Corp.	358	10,733
Old National Bancorp	14,955	197,256
Old Second Bancorp, Inc.	2,274	15,713
Opus Bank	1,820	31,541
Origin Bancorp, Inc.	1,666	33,736
Orrstown Financial Services, Inc.	900	12,393
Pacific Mercantile Bancorp(1)	1,193	5,619
Pacific Premier Bancorp, Inc.	5,168	97,365
Park National Corp.	1,149	89,208
Parke Bancorp, Inc.	607	8,188
PCB Bancorp	976	9,545
Peapack Gladstone Financial Corp.	1,655	29,707
Penns Woods Bancorp, Inc.	622	15,115
Security	Shares	Value
Banks (continued)
Peoples Bancorp of North Carolina, Inc.	408	$ 8,307
Peoples Bancorp, Inc.	1,418	31,409
Peoples Financial Services Corp.	676	26,864
People's Utah Bancorp	1,248	24,174
Preferred Bank / Los Angeles	1,229	41,565
Premier Financial Bancorp, Inc.	911	11,296
Professional Holding Corp., Class A(1)	300	4,785
QCR Holdings, Inc.	1,290	34,920
RBB Bancorp	1,147	15,737
Red River Bancshares, Inc.	422	15,707
Reliant Bancorp, Inc.	914	10,301
Renasant Corp.	4,869	106,339
Republic Bancorp, Inc., Class A	907	29,958
Republic First Bancorp, Inc.(1)	4,071	8,915
Richmond Mutual Bancorporation, Inc.(1)	1,092	11,138
S&T Bancorp, Inc.	3,252	88,845
Sandy Spring Bancorp, Inc.	3,090	69,958
SB One Bancorp	601	10,217
Seacoast Banking Corp. of Florida(1)	4,301	78,751
Select Bancorp, Inc.(1)	954	7,279
ServisFirst Bancshares, Inc.	4,180	122,558
Shore Bancshares, Inc.	977	10,600
Sierra Bancorp	1,243	21,852
Silvergate Capital Corp., Class A(1)	275	2,624
Simmons First National Corp., Class A	8,470	155,848
SmartFinancial, Inc.	1,098	16,701
South Plains Financial, Inc.	868	13,445
South State Corp.	2,956	173,606
Southern First Bancshares, Inc.(1)	613	17,391
Southern National Bancorp of Virginia, Inc.	1,573	15,478
Southside Bancshares, Inc.	2,786	84,667
Spirit of Texas Bancshares, Inc.(1)	1,176	12,160
Stock Yards Bancorp, Inc.	1,843	53,318
Summit Financial Group, Inc.	955	20,256
Tompkins Financial Corp.	1,253	89,965
TowneBank	5,819	105,266
TriCo Bancshares	2,280	67,990
TriState Capital Holdings, Inc.(1)	1,979	19,137
Triumph Bancorp, Inc.(1)	1,993	51,818
Trustmark Corp.	5,783	134,744
UMB Financial Corp.	3,879	179,908
Union Bankshares, Inc.	303	6,817
United Bankshares, Inc.	8,773	202,481
United Community Banks, Inc.	6,890	126,156
United Security Bancshares	1,143	7,315
Unity Bancorp, Inc.	677	7,921
Univest Financial Corp.	2,577	42,057

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Valley National Bancorp	34,656	$ 253,335
Veritex Holdings, Inc.	4,496	62,809
Washington Trust Bancorp, Inc.	1,232	45,042
WesBanco, Inc.	5,658	134,095
West Bancorporation, Inc.	1,387	22,677
Westamerica Bancorporation	2,275	133,724
		$ 11,444,973
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A(1)(2)	734	$269,789
Celsius Holdings, Inc.(1)	1,928	8,117
Coca-Cola Consolidated, Inc.	420	87,583
Craft Brew Alliance, Inc.(1)	855	12,739
MGP Ingredients, Inc.	1,083	29,122
National Beverage Corp.(1)(2)	989	42,181
New Age Beverages Corp.(1)	6,381	8,869
		$458,400
Biotechnology — 8.6%
89bio, Inc.(1)	255	$6,439
Abeona Therapeutics, Inc.(1)	2,704	5,678
ACADIA Pharmaceuticals, Inc.(1)(2)	9,809	414,430
Acceleron Pharma, Inc.(1)	4,001	359,570
Acorda Therapeutics, Inc.(1)	3,713	3,463
Adamas Pharmaceuticals, Inc.(1)	1,883	5,442
ADMA Biologics, Inc.(1)	4,185	12,053
Aduro Biotech, Inc.(1)	5,545	15,193
Adverum Biotechnologies, Inc.(1)	5,510	53,833
Aeglea BioTherapeutics, Inc.(1)	2,344	10,923
Affimed NV(1)	5,312	8,393
Agenus, Inc.(1)	9,008	22,070
AgeX Therapeutics, Inc.(1)(2)	600	558
Aimmune Therapeutics, Inc.(1)	3,876	55,892
Akcea Therapeutics, Inc.(1)	1,275	18,233
Akebia Therapeutics, Inc.(1)	10,148	76,922
Akero Therapeutics, Inc.(1)	400	8,480
Albireo Pharma, Inc.(1)	974	15,944
Aldeyra Therapeutics, Inc.(1)	1,388	3,428
Alector, Inc.(1)	2,989	72,125
Allakos, Inc.(1)	1,711	76,122
Allogene Therapeutics, Inc.(1)(2)	3,351	65,143
AMAG Pharmaceuticals, Inc.(1)	3,012	18,614
Amicus Therapeutics, Inc.(1)	22,362	206,625
AnaptysBio, Inc.(1)	2,097	29,631
Anavex Life Sciences Corp.(1)(2)	3,787	11,929
Anika Therapeutics, Inc.(1)	1,202	34,750
Security	Shares	Value
Biotechnology (continued)
Apellis Pharmaceuticals, Inc.(1)	5,014	$ 134,325
Applied Therapeutics, Inc.(1)	549	17,947
Aprea Therapeutics, Inc.(1)	555	19,292
Arcus Biosciences, Inc.(1)	2,532	35,144
Arcutis Biotherapeutics, Inc.(1)	897	26,731
Ardelyx, Inc.(1)	5,443	30,943
Arena Pharmaceuticals, Inc.(1)	4,525	190,050
Arrowhead Pharmaceuticals, Inc(1)	8,713	250,673
Assembly Biosciences, Inc.(1)	2,062	30,579
Atara Biotherapeutics, Inc.(1)	4,491	38,218
Athenex, Inc.(1)	5,678	43,948
Athersys, Inc.(1)(2)	11,234	33,702
Atreca, Inc., Class A(1)	1,490	24,660
Avid Bioservices, Inc.(1)	4,695	23,991
Avrobio, Inc.(1)	1,713	26,654
Axcella Health, Inc.(1)	145	496
Baudax Bio, Inc.(1)	478	1,185
Beam Therapeutics, Inc.(1)	1,050	18,900
Beyondspring, Inc.(1)(2)	944	12,093
BioCryst Pharmaceuticals, Inc.(1)	12,730	25,460
Biohaven Pharmaceutical Holding Co., Ltd.(1)	3,460	117,744
BioSpecifics Technologies Corp.(1)	496	28,059
Bioxcel Therapeutics, Inc.(1)	531	11,868
Black Diamond Therapeutics, Inc.(1)	1,050	26,198
Blueprint Medicines Corp.(1)	4,785	279,827
Bridgebio Pharma, Inc.(1)	6,478	187,862
Cabaletta Bio, Inc.(1)	560	4,088
Calithera Biosciences, Inc.(1)	4,050	17,982
Calyxt, Inc.(1)	700	2,331
Cara Therapeutics, Inc.(1)	3,311	43,738
CareDx, Inc.(1)	3,511	76,645
CASI Pharmaceuticals, Inc.(1)	4,345	8,864
Castle Biosciences, Inc.(1)	824	24,563
Catalyst Pharmaceuticals, Inc.(1)	9,063	34,893
Celcuity, Inc.(1)	240	1,560
Cellular Biomedicine Group, Inc.(1)	958	15,156
CEL-SCI Corp.(1)(2)	2,325	26,831
Centogene NV(1)	160	3,200
Checkpoint Therapeutics, Inc.(1)	2,033	3,070
ChemoCentryx, Inc.(1)	3,659	147,019
Chimerix, Inc.(1)	3,539	5,096
Clovis Oncology, Inc.(1)	3,967	25,230
Coherus Biosciences, Inc.(1)	5,619	91,140
Concert Pharmaceuticals, Inc.(1)	1,527	13,499
Constellation Pharmaceuticals, Inc.(1)	1,645	51,702
Corbus Pharmaceuticals Holdings, Inc.(1)	5,006	26,231
Cortexyme, Inc.(1)	978	44,607

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
Crinetics Pharmaceuticals, Inc.(1)(2)	952	$ 13,994
Cue Biopharma, Inc.(1)	1,576	22,363
Cyclerion Therapeutics, Inc.(1)	2,036	5,395
Cytokinetics, Inc.(1)	4,685	55,236
CytomX Therapeutics, Inc.(1)	3,689	28,295
Deciphera Pharmaceuticals, Inc.(1)	1,696	69,824
Denali Therapeutics, Inc.(1)	4,193	73,419
Dicerna Pharmaceuticals, Inc.(1)	4,450	81,746
Dynavax Technologies Corp.(1)	6,886	24,308
Eagle Pharmaceuticals, Inc.(1)	867	39,882
Editas Medicine, Inc.(1)	4,595	91,119
Eidos Therapeutics, Inc.(1)	939	46,002
Eiger BioPharmaceuticals, Inc.(1)	2,068	14,062
Emergent BioSolutions, Inc.(1)	4,101	237,284
Enanta Pharmaceuticals, Inc.(1)	1,508	77,556
Enochian Biosciences, Inc.(1)	355	1,065
Epizyme, Inc.(1)	6,949	107,779
Esperion Therapeutics, Inc.(1)	2,273	71,668
Evelo Biosciences, Inc.(1)(2)	1,133	4,254
Exagen, Inc.(1)	285	4,543
Fate Therapeutics, Inc.(1)(2)	5,214	115,803
FibroGen, Inc.(1)	6,978	242,485
Five Prime Therapeutics, Inc.(1)	2,790	6,333
Flexion Therapeutics, Inc.(1)	2,654	20,887
Forty Seven, Inc.(1)	2,201	210,019
Frequency Therapeutics, Inc.(1)	494	8,798
G1 Therapeutics, Inc.(1)	2,920	32,178
Galectin Therapeutics, Inc.(1)	2,845	5,576
Galera Therapeutics, Inc.(1)	145	1,378
Geron Corp.(1)	13,270	15,791
Global Blood Therapeutics, Inc.(1)(2)	5,178	264,544
GlycoMimetics, Inc.(1)	2,997	6,833
Gossamer Bio, Inc.(1)(2)	3,566	36,195
Gritstone Oncology, Inc.(1)(2)	2,176	12,664
Halozyme Therapeutics, Inc.(1)	11,656	209,691
Harpoon Therapeutics, Inc.(1)	637	7,376
Heron Therapeutics, Inc.(1)	7,225	84,821
Homology Medicines, Inc.(1)	2,088	32,448
Hookipa Pharma, Inc.(1)	859	7,087
IGM Biosciences, Inc.(1)	426	23,920
ImmunoGen, Inc.(1)	12,979	44,258
Immunomedics, Inc.(1)(2)	16,477	222,110
Inovio Pharmaceuticals, Inc.(1)(2)	8,121	60,420
Insmed, Inc.(1)	7,785	124,794
Intellia Therapeutics, Inc.(1)	3,046	37,253
Intercept Pharmaceuticals, Inc.(1)	2,193	138,071
Invitae Corp.(1)	7,788	106,462
Security	Shares	Value
Biotechnology (continued)
Iovance Biotherapeutics, Inc.(1)	10,222	$ 305,996
Ironwood Pharmaceuticals, Inc.(1)	13,813	139,373
Jounce Therapeutics, Inc.(1)	1,233	5,857
Kadmon Holdings, Inc.(1)(2)	13,434	56,288
KalVista Pharmaceuticals, Inc.(1)	1,030	7,880
Karuna Therapeutics, Inc.(1)	910	65,520
Karyopharm Therapeutics, Inc.(1)	5,338	102,543
Kezar Life Sciences, Inc.(1)	2,239	9,762
Kindred Biosciences, Inc.(1)	3,315	13,260
Kiniksa Pharmaceuticals, Ltd., Class A(1)	975	15,093
Kodiak Sciences, Inc.(1)	2,449	116,817
Krystal Biotech, Inc.(1)	916	39,608
Kura Oncology, Inc.(1)	2,853	28,387
La Jolla Pharmaceutical Co.(1)	1,535	6,447
Lexicon Pharmaceuticals, Inc.(1)(2)	3,782	7,375
Ligand Pharmaceuticals, Inc.(1)	1,471	106,971
Lineage Cell Therapeutics, Inc.(1)	6,005	4,973
LogicBio Therapeutics, Inc.(1)(2)	670	3,310
MacroGenics, Inc.(1)	4,075	23,717
Madrigal Pharmaceuticals, Inc.(1)	687	45,864
Magenta Therapeutics, Inc.(1)	1,719	10,795
MannKind Corp.(1)	16,065	16,547
Marker Therapeutics, Inc.(1)	2,391	4,543
MediciNova, Inc.(1)(2)	3,274	12,179
MEI Pharma, Inc.(1)	6,012	9,679
MeiraGTx Holdings PLC(1)	1,306	17,553
Mersana Therapeutics, Inc.(1)	3,004	17,513
Millendo Therapeutics, Inc.(1)	829	4,377
Minerva Neurosciences, Inc.(1)	2,206	13,280
Mirati Therapeutics, Inc.(1)(2)	2,588	198,940
Mirum Pharmaceuticals, Inc.(1)	225	3,150
Molecular Templates, Inc.(1)	1,423	18,912
Momenta Pharmaceuticals, Inc.(1)	9,828	267,322
Morphic Holding, Inc.(1)(2)	930	13,652
Mustang Bio, Inc.(1)	1,620	4,342
Myriad Genetics, Inc.(1)	6,149	87,992
Natera, Inc.(1)	5,602	167,276
Neon Therapeutics, Inc.(1)	485	1,280
NextCure, Inc.(1)	1,210	44,855
Novavax, Inc.(1)	2,326	31,587
Oncocyte Corp.(1)	1,896	4,645
OPKO Health, Inc.(1)(2)	33,101	44,355
Organogenesis Holdings, Inc.(1)	930	3,004
Oyster Point Pharma, Inc.(1)	485	16,975
Palatin Technologies, Inc.(1)(2)	16,946	7,178
PDL BioPharma, Inc.(1)	9,974	28,127
Pfenex, Inc.(1)	2,583	22,782

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Biotechnology (continued)
PhaseBio Pharmaceuticals, Inc.(1)	1,211	$ 4,008
Pieris Pharmaceuticals, Inc.(1)	3,015	6,874
PolarityTE, Inc.(1)	503	543
Portola Pharmaceuticals, Inc.(1)	6,565	46,808
Precigen, Inc.(1)(2)	5,972	20,305
Precision BioSciences, Inc.(1)	3,088	18,621
Prevail Therapeutics, Inc.(1)	1,221	14,884
Principia Biopharma, Inc.(1)	1,581	93,880
Progenics Pharmaceuticals, Inc.(1)	7,261	27,592
Protagonist Therapeutics, Inc.(1)	1,337	9,439
Prothena Corp. PLC(1)	3,249	34,764
PTC Therapeutics, Inc.(1)	5,366	239,377
Puma Biotechnology, Inc.(1)	2,522	21,286
Ra Pharmaceuticals, Inc.(1)	3,058	146,815
Radius Health, Inc.(1)	3,845	49,985
Rapt Therapeutics, Inc.(1)	135	2,871
REGENXBIO, Inc.(1)	2,991	96,849
Replimune Group, Inc.(1)	1,116	11,127
Retrophin, Inc.(1)	3,493	50,963
REVOLUTION Medicines, Inc.(1)	1,220	26,730
Rhythm Pharmaceuticals, Inc.(1)	2,515	38,278
Rigel Pharmaceuticals, Inc.(1)	12,610	19,672
Rocket Pharmaceuticals, Inc.(1)	2,549	35,559
Rubius Therapeutics, Inc.(1)	2,811	12,509
Sangamo Therapeutics, Inc.(1)	9,803	62,445
Savara, Inc.(1)	2,257	4,785
Scholar Rock Holding Corp.(1)	1,228	14,871
Seres Therapeutics, Inc.(1)(2)	3,205	11,442
Solid Biosciences, Inc.(1)	1,002	2,395
Sorrento Therapeutics, Inc.(1)(2)	9,475	17,434
Spectrum Pharmaceuticals, Inc.(1)	9,499	22,133
Spero Therapeutics, Inc.(1)	500	4,040
SpringWorks Therapeutics, Inc.(1)(2)	897	24,219
Stemline Therapeutics, Inc.(1)(2)	3,938	19,060
Stoke Therapeutics, Inc.(1)	1,480	33,892
Sutro Biopharma, Inc.(1)	525	5,355
Syndax Pharmaceuticals, Inc.(1)	1,801	19,757
Synlogic, Inc.(1)	1,223	2,104
Syros Pharmaceuticals, Inc.(1)	2,602	15,430
TCR2 Therapeutics, Inc.(1)(2)	974	7,539
TG Therapeutics, Inc.(1)	7,400	72,816
Tocagen, Inc.(1)	1,527	1,863
Translate Bio, Inc.(1)	2,436	24,287
Turning Point Therapeutics(1)	2,380	106,291
Twist Bioscience Corp.(1)	2,275	69,569
Tyme Technologies, Inc.(1)(2)	6,120	6,732
Ultragenyx Pharmaceutical, Inc.(1)	4,854	215,663
Security	Shares	Value
Biotechnology (continued)
UNITY Biotechnology, Inc.(1)	2,053	$ 11,907
UroGen Pharma, Ltd.(1)(2)	1,653	29,490
Vanda Pharmaceuticals, Inc.(1)	4,281	44,351
VBI Vaccines, Inc.(1)	13,103	12,448
Veracyte, Inc.(1)	4,016	97,629
Vericel Corp.(1)(2)	3,863	35,424
Viela Bio, Inc.(1)	469	17,822
Viking Therapeutics, Inc.(1)	5,553	25,988
Vir Biotechnology, Inc.(1)	620	21,247
Voyager Therapeutics, Inc.(1)	2,021	18,492
X4 Pharmaceuticals, Inc.(1)	987	9,870
XBiotech, Inc.(1)	1,143	12,139
Xencor, Inc.(1)	4,142	123,763
Y-mAbs Therapeutics, Inc.(1)	2,029	52,957
ZIOPHARM Oncology, Inc.(1)(2)	13,722	33,619
		$11,582,754
Building Products — 1.5%
AAON, Inc.	3,671	$177,383
Advanced Drainage Systems, Inc.	3,888	114,463
American Woodmark Corp.(1)	1,481	67,489
Apogee Enterprises, Inc.	2,204	45,887
Armstrong Flooring, Inc.(1)	1,823	2,607
Builders FirstSource, Inc.(1)	10,237	125,198
Caesarstone, Ltd.	1,950	20,611
Cornerstone Building Brands, Inc.(1)	3,510	16,006
CSW Industrials, Inc.	1,308	84,824
Gibraltar Industries, Inc.(1)	2,885	123,824
Griffon Corp.	3,034	38,380
Insteel Industries, Inc.	1,366	18,099
JELD-WEN Holding, Inc.(1)	6,065	59,012
Masonite International Corp.(1)	2,187	103,773
Patrick Industries, Inc.	1,955	55,053
PGT Innovations, Inc.(1)	5,079	42,613
Quanex Building Products Corp.	3,015	30,391
Simpson Manufacturing Co., Inc.	4,023	249,346
Trex Co., Inc.(1)	5,126	410,798
Universal Forest Products, Inc.	5,336	198,446
		$1,984,203
Capital Markets — 1.4%
Ares Management Corp., Class A	6,391	$197,674
Artisan Partners Asset Management, Inc., Class A	4,498	96,662
Assetmark Financial Holdings	1,145	23,347
Associated Capital Group, Inc., Class A	224	6,854
B. Riley Financial, Inc.	1,801	33,174

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Blucora, Inc.(1)	4,225	$ 50,911
Brightsphere Investment Group, Inc.(1)	6,175	39,458
Cohen & Steers, Inc.	2,001	90,945
Cowen, Inc., Class A	2,526	24,401
Diamond Hill Investment Group, Inc.	250	22,560
Donnelley Financial Solutions, Inc.(1)	2,855	15,046
Federated Hermes, Inc., Class B	8,640	164,592
Focus Financial Partners, Inc., Class A(1)	2,587	59,527
GAIN Capital Holdings, Inc.	1,604	8,950
GAMCO Investors, Inc., Class A	342	3,759
Greenhill & Co., Inc.	1,309	12,881
Hamilton Lane, Inc., Class A	1,974	109,182
Houlihan Lokey, Inc., Class A	3,762	196,075
INTL. FCStone, Inc.(1)	1,391	50,438
Moelis & Co., Class A	4,268	119,931
Oppenheimer Holdings, Inc., Class A	932	18,416
Piper Sandler Cos.	1,194	60,381
PJT Partners, Inc., Class A	1,985	86,129
Pzena Investment Management, Inc., Class A	1,231	5,490
Safeguard Scientifics, Inc.	1,902	10,556
Sculptor Capital Management, Inc.	1,486	20,120
Siebert Financial Corp.(1)	596	4,303
Silvercrest Asset Management Group, Inc., Class A	548	5,184
Stifel Financial Corp.	5,904	243,717
Value Line, Inc.	91	2,944
Virtus Investment Partners, Inc.	589	44,829
Waddell & Reed Financial, Inc., Class A(2)	6,178	70,306
Westwood Holdings Group, Inc.	603	11,041
WisdomTree Investments, Inc.	11,656	27,159
		$1,936,942
Chemicals — 1.6%
Advanced Emissions Solutions, Inc.(2)	1,851	$12,161
AdvanSix, Inc.(1)	2,631	25,100
American Vanguard Corp.	2,506	36,237
Amyris, Inc.(1)	5,121	13,110
Balchem Corp.	2,799	276,317
Chase Corp.	627	51,596
Ferro Corp.(1)	7,188	67,280
Flotek Industries, Inc.(1)	4,728	4,208
FutureFuel Corp.	1,874	21,120
GCP Applied Technologies, Inc.(1)	4,589	81,684
Hawkins, Inc.	749	26,664
HB Fuller Co.	4,475	124,987
Ingevity Corp.(1)	3,673	129,290
Innospec, Inc.	2,126	147,736
Intrepid Potash, Inc.(1)	8,313	6,650
Security	Shares	Value
Chemicals (continued)
Koppers Holdings, Inc.(1)	1,571	$ 19,433
Kraton Corp.(1)	2,659	21,538
Kronos Worldwide, Inc.	1,877	15,842
Livent Corp.(1)	12,684	66,591
LSB Industries, Inc.(1)	1,588	3,335
Marrone Bio Innovations, Inc.(1)	4,928	4,026
Minerals Technologies, Inc.	3,130	113,494
OMNOVA Solutions, Inc.(1)	3,910	39,647
Orion Engineered Carbons SA	5,256	39,210
PolyOne Corp.	8,049	152,690
PQ Group Holdings, Inc.(1)	3,089	33,670
Quaker Chemical Corp.(2)	1,173	148,126
Rayonier Advanced Materials, Inc.	4,190	4,441
Sensient Technologies Corp.	3,703	161,117
Stepan Co.	1,782	157,636
Trecora Resources(1)	1,798	10,698
Tredegar Corp.	2,145	33,526
Trinseo SA	3,353	60,723
Tronox Holdings PLC, Class A(1)	7,808	38,884
Valhi, Inc.	1,474	1,518
		$2,150,285
Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	5,915	$144,089
ACCO Brands Corp.	8,823	44,556
Advanced Disposal Services, Inc.(1)	6,349	208,247
Brady Corp., Class A	4,179	188,598
BrightView Holdings, Inc.(1)	2,671	29,541
Brink's Co. (The)	4,462	232,247
Casella Waste Systems, Inc., Class A(1)	4,074	159,131
CECO Environmental Corp.(1)	2,281	10,652
Charah Solutions, Inc.(1)	610	1,043
Cimpress PLC(1)(2)	1,635	86,982
CompX International, Inc.	124	1,885
Covanta Holding Corp.	10,319	88,228
Deluxe Corp.	3,758	97,445
Ennis, Inc.	2,271	42,649
Healthcare Services Group, Inc.	6,468	154,650
Heritage-Crystal Clean, Inc.(1)	1,244	20,203
Herman Miller, Inc.	5,154	114,419
HNI Corp.	3,834	96,579
Interface, Inc.	5,094	38,511
Kimball International, Inc., Class B	3,203	38,148
Knoll, Inc.	4,151	42,838
Matthews International Corp., Class A	2,709	65,531
McGrath RentCorp	2,127	111,412
Mobile Mini, Inc.	3,826	100,356

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies (continued)
MSA Safety, Inc.	3,156	$ 319,387
NL Industries, Inc.	532	1,585
PICO Holdings, Inc.(1)	1,974	15,358
Pitney Bowes, Inc.(2)	15,446	31,510
Quad / Graphics, Inc.	2,476	6,240
RR Donnelley & Sons Co.	6,159	5,903
SP Plus Corp.(1)	1,895	39,321
Steelcase, Inc., Class A	7,782	76,808
Team, Inc.(1)	2,411	15,672
Tetra Tech, Inc.	4,849	342,436
UniFirst Corp.	1,360	205,482
US Ecology, Inc.	2,060	62,624
Viad Corp.	1,775	37,683
VSE Corp.	650	10,654
		$3,288,603
Communications Equipment — 1.2%
Acacia Communications, Inc.(1)	3,332	$223,844
ADTRAN, Inc.	4,115	31,603
Applied Optoelectronics, Inc.(1)	1,515	11,499
CalAmp Corp.(1)	3,105	13,973
Calix, Inc.(1)	4,105	29,063
Cambium Networks Corp.(1)	360	2,016
Casa Systems, Inc.(1)	2,241	7,844
Clearfield, Inc.(1)	1,022	12,111
Comtech Telecommunications Corp.	2,055	27,311
DASAN Zhone Solutions, Inc.(1)	513	2,149
Digi International, Inc.(1)	2,313	22,066
Extreme Networks, Inc.(1)	10,748	33,211
Harmonic, Inc.(1)	7,210	41,530
Infinera Corp.(1)	15,265	80,905
Inseego Corp.(1)	3,931	24,490
InterDigital, Inc.	2,697	120,367
KVH Industries, Inc.(1)	1,491	14,060
Lumentum Holdings, Inc.(1)	6,479	477,502
NETGEAR, Inc.(1)	2,672	61,028
NetScout Systems, Inc.(1)	6,378	150,967
Plantronics, Inc.(2)	2,716	27,323
Ribbon Communications, Inc.(1)	4,404	13,344
TESSCO Technologies, Inc.	546	2,670
Viavi Solutions, Inc.(1)	20,665	231,655
		$1,662,531
Construction & Engineering — 1.0%
Aegion Corp.(1)	2,830	$50,742
Ameresco, Inc., Class A(1)	1,930	32,868
Security	Shares	Value
Construction & Engineering (continued)
Arcosa, Inc.	4,248	$ 168,815
Argan, Inc.	1,319	45,598
Comfort Systems USA, Inc.	3,196	116,814
Concrete Pumping Holdings, Inc.(1)	980	2,803
Construction Partners, Inc., Class A(1)	1,515	25,588
Dycom Industries, Inc.(1)	2,724	69,871
EMCOR Group, Inc.	4,990	305,987
Granite Construction, Inc.	3,992	60,599
Great Lakes Dredge & Dock Corp.(1)	5,123	42,521
IES Holdings, Inc.(1)	610	10,766
MasTec, Inc.(1)	5,395	176,578
MYR Group, Inc.(1)	1,414	37,033
Northwest Pipe Co.(1)	837	18,623
NV5 Global, Inc.(1)	920	37,987
Primoris Services Corp.	3,859	61,358
Sterling Construction Co., Inc.(1)	2,268	21,546
Tutor Perini Corp.(1)	3,186	21,410
Willscot Corp.(1)	4,448	45,058
		$1,352,565
Construction Materials — 0.1%
Forterra, Inc.(1)	1,612	$9,640
Summit Materials, Inc., Class A(1)	9,887	148,305
United States Lime & Minerals, Inc.	156	11,521
US Concrete, Inc.(1)	1,337	24,253
		$193,719
Consumer Finance — 0.6%
Curo Group Holdings Corp.	974	$5,162
Elevate Credit, Inc.(1)	1,265	1,316
Encore Capital Group, Inc.(1)	2,642	61,770
Enova International, Inc.(1)	2,903	42,064
EZCORP, Inc., Class A(1)	4,319	18,010
FirstCash, Inc.	3,591	257,618
Green Dot Corp., Class A(1)	4,218	107,095
LendingClub Corp.(1)	5,781	45,381
Medallion Financial Corp.(1)	1,820	3,385
Nelnet, Inc., Class A	1,533	69,614
PRA Group, Inc.(1)	3,955	109,633
Regional Management Corp.(1)	935	12,772
World Acceptance Corp.(1)(2)	470	25,667
		$759,487
Containers & Packaging — 0.1%
Greif, Inc., Class A	2,211	$68,740
Greif, Inc., Class B	446	17,867

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Containers & Packaging (continued)
Myers Industries, Inc.	3,117	$ 33,507
UFP Technologies, Inc.(1)	499	19,007
		$ 139,121
Distributors — 0.1%
Core-Mark Holding Co., Inc.	3,796	$ 108,452
Funko, Inc., Class A(1)	1,464	5,841
Greenlane Holdings, Inc., Class A(1)	547	941
Weyco Group, Inc.	562	11,335
		$126,569
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc.(1)	4,840	$129,664
American Public Education, Inc.(1)	1,323	31,659
Carriage Services, Inc.	1,443	23,305
Chegg, Inc.(1)	10,520	376,406
Collectors Universe, Inc.	706	11,063
Houghton Mifflin Harcourt Co.(1)	9,080	17,070
K12, Inc.(1)	3,520	66,387
Laureate Education, Inc., Class A(1)	9,838	103,397
OneSpaWorld Holdings, Ltd.	4,007	16,269
Perdoceo Education Corp.(1)	5,930	63,985
Regis Corp.(1)	2,003	11,838
Select Interior Concepts, Inc., Class A(1)	1,888	3,908
Strategic Education, Inc.	1,874	261,910
WW International, Inc.(1)	4,197	70,971
		$1,187,832
Diversified Financial Services — 0.3%
Banco Latinoamericano de Comercio Exterior SA	2,614	$26,950
Cannae Holdings, Inc.(1)	6,430	215,341
FGL Holdings	12,744	124,891
GWG Holdings, Inc.(1)(2)	160	1,626
Marlin Business Services Corp.	795	8,880
On Deck Capital, Inc.(1)	5,807	8,943
		$386,631
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(1)(2)	961	$43,889
ATN International, Inc.	967	56,773
Bandwidth, Inc., Class A(1)	1,419	95,484
Cincinnati Bell, Inc.(1)	4,444	65,060
Cogent Communications Holdings, Inc.	3,769	308,945
Consolidated Communications Holdings, Inc.	5,584	25,407
Frontier Communications Corp.(1)	8,904	3,384
IDT Corp., Class B(1)	1,470	7,967
Security	Shares	Value
Diversified Telecommunication Services (continued)
Intelsat SA(1)(2)	5,730	$ 8,767
Iridium Communications, Inc.(1)	8,799	196,482
Ooma, Inc.(1)	1,488	17,752
ORBCOMM, Inc.(1)	5,583	13,622
Pareteum Corp.(1)(2)	9,476	3,904
Vonage Holdings Corp.(1)	20,117	145,446
		$ 992,882
Electric Utilities — 1.1%
ALLETE, Inc.	4,635	$281,252
El Paso Electric Co.	3,548	241,122
Genie Energy, Ltd., Class B	1,269	9,111
MGE Energy, Inc.	3,067	200,797
Otter Tail Corp.	3,441	152,987
PNM Resources, Inc.	7,108	270,104
Portland General Electric Co.	7,977	382,417
Spark Energy, Inc., Class A	1,012	6,345
		$1,544,135
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	635	$15,050
American Superconductor Corp.(1)	1,853	10,154
Atkore International Group, Inc.(1)	4,158	87,609
AZZ, Inc.	2,237	62,905
Bloom Energy Corp., Class A(1)(2)	4,863	25,434
Encore Wire Corp.	1,778	74,658
Energous Corp.(1)	1,605	1,193
EnerSys	3,836	189,959
Generac Holdings, Inc.(1)	5,325	496,130
Plug Power, Inc.(1)	25,954	91,877
Powell Industries, Inc.	811	20,818
Preformed Line Products Co.	222	11,062
Sunrun, Inc.(1)	9,929	100,283
Thermon Group Holdings, Inc.(1)	2,669	40,222
TPI Composites, Inc.(1)	2,500	36,950
Vicor Corp.(1)	1,591	70,863
Vivint Solar, Inc.(1)	3,955	17,283
		$1,352,450
Electronic Equipment, Instruments & Components — 2.7%
Airgain, Inc.(1)	816	$6,030
Akoustis Technologies, Inc.(1)(2)	2,215	11,895
Anixter International, Inc.(1)	2,667	234,349
Arlo Technologies, Inc.(1)	6,268	15,231
Badger Meter, Inc.	2,569	137,698
Bel Fuse, Inc., Class B	968	9,428

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	3,395	$ 122,492
Benchmark Electronics, Inc.	3,272	65,407
Coda Octopus Group, Inc.(1)(2)	409	2,295
CTS Corp.	2,855	71,061
Daktronics, Inc.	2,960	14,593
ePlus, Inc.(1)	1,163	72,827
Fabrinet(1)	3,188	173,937
FARO Technologies, Inc.(1)	1,514	67,373
Fitbit, Inc., Class A(1)	19,650	130,869
II-VI, Inc.(1)(2)	8,036	229,026
Insight Enterprises, Inc.(1)	3,123	131,572
Iteris, Inc.(1)	3,527	11,286
Itron, Inc.(1)	3,080	171,956
KEMET Corp.	5,002	120,848
Kimball Electronics, Inc.(1)	2,097	22,899
Knowles Corp.(1)	7,306	97,754
Methode Electronics, Inc.	3,192	84,365
MTS Systems Corp.	1,475	33,188
Napco Security Technologies, Inc.(1)	1,045	15,853
nLight, Inc.(1)	2,790	29,267
Novanta, Inc.(1)	2,959	236,365
OSI Systems, Inc.(1)	1,463	100,830
PAR Technology Corp.(1)	873	11,227
PC Connection, Inc.	941	38,779
Plexus Corp.(1)	2,529	137,982
Rogers Corp.(1)	1,620	152,960
Sanmina Corp.(1)	5,948	162,261
ScanSource, Inc.(1)	2,089	44,684
Tech Data Corp.(1)	3,095	404,981
TTM Technologies, Inc.(1)	8,703	89,989
Vishay Intertechnology, Inc.	11,658	167,992
Vishay Precision Group, Inc.(1)	1,011	20,301
Wrap Technologies, Inc.(1)	671	2,859
		$3,654,709
Energy Equipment & Services — 0.4%
Archrock, Inc.	11,297	$42,477
Cactus, Inc., Class A	4,031	46,760
Covia Holdings Corp.(1)(2)	2,723	1,556
Diamond Offshore Drilling, Inc.(1)(2)	5,679	10,393
DMC Global, Inc.	1,264	29,085
Dril-Quip, Inc.(1)	3,250	99,125
Era Group, Inc.(1)	1,735	9,248
Exterran Corp.(1)	2,624	12,595
Forum Energy Technologies, Inc.(1)	6,985	1,238
Frank's International NV(1)	9,148	23,693
FTS International, Inc.(1)	2,704	603
Security	Shares	Value
Energy Equipment & Services (continued)
Geospace Technologies Corp.(1)	1,167	$ 7,469
Helix Energy Solutions Group, Inc.(1)	12,468	20,448
Independence Contract Drilling, Inc.(1)	116	162
KLX Energy Services Holdings, Inc.(1)	1,703	1,192
Liberty Oilfield Services, Inc., Class A	4,426	11,906
Mammoth Energy Services, Inc.	1,056	791
Matrix Service Co.(1)	2,252	21,326
Nabors Industries, Ltd.	31,112	12,137
National Energy Services Reunited Corp.(1)	2,092	10,627
Natural Gas Services Group, Inc.(1)	1,066	4,754
NCS Multistage Holdings, Inc.(1)	969	620
Newpark Resources, Inc.(1)	7,671	6,881
NexTier Oilfield Solutions, Inc.(1)	13,416	15,697
Nine Energy Service, Inc.(1)(2)	1,242	1,004
Noble Corp. PLC(1)	21,442	5,575
Oceaneering International, Inc.(1)	8,672	25,496
Oil States International, Inc.(1)	5,061	10,274
Pacific Drilling SA(1)	2,633	1,132
ProPetro Holding Corp.(1)	6,820	17,050
RigNet, Inc.(1)	1,109	1,996
RPC Inc.(2)	5,124	10,555
SEACOR Holdings, Inc.(1)	1,557	41,977
SEACOR Marine Holdings, Inc.(1)	1,248	5,466
Seadrill, Ltd.(1)(2)	5,172	2,224
Select Energy Services, Inc., Class A(1)	5,076	16,395
Smart Sand, Inc.(1)	1,879	1,954
Solaris Oilfield Infrastructure, Inc., Class A	2,541	13,340
TETRA Technologies, Inc.(1)	9,415	3,013
Tidewater, Inc.(1)	3,229	22,861
US Silica Holdings, Inc.(2)	6,531	11,756
US Wel Services, Inc.(1)	1,770	531
		$583,382
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A	3,946	$12,470
Eros International PLC(1)(2)	6,068	10,012
Gaia, Inc.(1)	1,050	9,324
Glu Mobile, Inc.(1)	10,377	65,271
IMAX Corp.(1)	4,366	39,512
Liberty Media Corp-Liberty Braves, Series A(1)	713	13,904
Liberty Media Corp-Liberty Braves, Series C(1)	3,012	57,409
LiveXLive Media, Inc.(1)	2,426	3,833
Marcus Corp. (The)	1,876	23,112
Reading International, Inc., Class A(1)	1,506	5,858
		$240,705

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 6.6%
Acadia Realty Trust	7,600	$ 94,164
Agree Realty Corp.	3,707	229,463
Alexander & Baldwin, Inc.	6,134	68,823
Alexander's, Inc.	184	50,775
American Assets Trust, Inc.	4,223	105,575
American Finance Trust, Inc.	9,434	58,962
Armada Hoffler Properties, Inc.	4,892	52,344
Ashford Hospitality Trust, Inc.	6,276	4,639
Bluerock Residential Growth REIT, Inc.	2,019	11,246
Braemar Hotels & Resorts, Inc.	2,002	3,403
BRT Apartments Corp.	682	6,990
CareTrust REIT, Inc.	8,536	126,247
CatchMark Timber Trust, Inc., Class A	4,393	31,717
CBL & Associates Properties, Inc.(2)	14,116	2,825
Cedar Realty Trust, Inc.	7,099	6,624
Chatham Lodging Trust	3,800	22,572
CIM Commercial Trust Corp.	1,033	11,456
City Office REIT, Inc.	4,586	33,157
Clipper Realty, Inc.	1,313	6,801
Community Healthcare Trust, Inc.	1,650	63,162
CoreCivic, Inc.	10,458	116,816
CorEnergy Infrastructure Trust, Inc.	1,103	20,273
CorePoint Lodging, Inc.	3,663	14,359
DiamondRock Hospitality Co.	17,564	89,225
Diversified Healthcare Trust	21,033	76,350
Easterly Government Properties, Inc.	6,683	164,669
EastGroup Properties, Inc.	3,371	352,202
Essential Properties Realty Trust, Inc.	7,972	104,114
Farmland Partners, Inc.(2)	2,798	16,984
First Industrial Realty Trust, Inc.	11,205	372,342
Four Corners Property Trust, Inc.	5,983	111,942
Franklin Street Properties Corp.	9,022	51,696
Front Yard Residential Corp.	4,415	52,759
GEO Group, Inc. (The)	10,640	129,382
Getty Realty Corp.	2,913	69,155
Gladstone Commercial Corp.	2,560	36,762
Gladstone Land Corp.	1,647	19,517
Global Medical REIT, Inc.	3,362	34,023
Global Net Lease, Inc.	8,088	108,137
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,564	113,561
Healthcare Realty Trust, Inc.	11,767	328,652
Hersha Hospitality Trust	3,227	11,553
Independence Realty Trust, Inc.	7,851	70,188
Industrial Logistics Properties Trust	5,794	101,627
Innovative Industrial Properties, Inc.	1,407	106,834
Investors Real Estate Trust	989	54,395
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
iStar, Inc.	4,942	$ 52,435
Jernigan Capital, Inc.	1,875	20,550
Kite Realty Group Trust	7,232	68,487
Lexington Realty Trust	21,614	214,627
LTC Properties, Inc.	3,459	106,883
Mack-Cali Realty Corp.	7,612	115,931
Monmouth Real Estate Investment Corp.	8,073	97,280
National Health Investors, Inc.	3,785	187,433
National Storage Affiliates Trust	5,194	153,742
New Senior Investment Group, Inc.	7,208	18,452
NexPoint Residential Trust, Inc.	1,658	41,798
Office Properties Income Trust	4,192	114,232
One Liberty Properties, Inc.	1,287	17,928
Pebblebrook Hotel Trust	11,429	124,462
Pennsylvania Real Estate Investment Trust	5,900	5,378
Physicians Realty Trust	16,771	233,788
Piedmont Office Realty Trust, Inc., Class A	11,004	194,331
PotlatchDeltic Corp.	5,812	182,439
Preferred Apartment Communities, Inc., Class A	3,903	28,024
PS Business Parks, Inc.	1,759	238,380
QTS Realty Trust, Inc., Class A	5,113	296,605
Retail Opportunity Investments Corp.	10,264	85,089
Retail Value, Inc.	1,367	16,746
Rexford Industrial Realty, Inc.	9,839	403,497
RLJ Lodging Trust	15,115	116,688
RPT Realty	6,804	41,028
Ryman Hospitality Properties, Inc.	4,103	147,093
Sabra Health Care REIT, Inc.	17,158	187,365
Safehold, Inc.	1,102	69,679
Saul Centers, Inc.	978	32,020
Seritage Growth Properties, Class A(2)	2,944	26,820
STAG Industrial, Inc.	12,967	292,017
Summit Hotel Properties, Inc.	8,982	37,904
Sunstone Hotel Investors, Inc.	20,164	175,628
Tanger Factory Outlet Centers, Inc.(2)	7,997	39,985
Terreno Realty Corp.	5,862	303,358
UMH Properties, Inc.	3,128	33,970
Uniti Group, Inc.	16,329	98,464
Universal Health Realty Income Trust	1,113	112,202
Urban Edge Properties	10,291	90,664
Urstadt Biddle Properties, Inc., Class A	2,599	36,646
Washington Prime Group, Inc.	16,051	12,923
Washington Real Estate Investment Trust	7,049	168,260
Whitestone REIT(2)	3,231	20,032
Xenia Hotels & Resorts, Inc.	9,886	101,826
		$8,881,551

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	2,690	$ 50,438
BJ's Wholesale Club Holdings, Inc.(1)(2)	9,766	248,740
Chefs' Warehouse, Inc. (The)(1)	2,031	20,452
HF Foods Group, Inc.(1)(2)	1,914	16,059
Ingles Markets, Inc., Class A	1,243	44,947
Natural Grocers by Vitamin Cottage, Inc.	875	7,446
Performance Food Group Co.(1)	9,982	246,755
PriceSmart, Inc.	1,964	103,208
Rite Aid Corp.(1)	4,943	74,145
SpartanNash Co.	3,190	45,681
United Natural Foods, Inc.(1)	4,050	37,179
Village Super Market, Inc., Class A	640	15,731
Weis Markets, Inc.	747	31,120
		$941,901
Food Products — 1.5%
Alico, Inc.	267	$8,288
B&G Foods, Inc.	5,687	102,878
BellRing Brands, Inc., Class A(1)	3,419	58,294
Bridgford Foods Corp.(1)	153	3,530
Calavo Growers, Inc.	1,424	82,150
Cal-Maine Foods, Inc.	2,682	117,954
Darling Ingredients, Inc.(1)	14,681	281,435
Farmer Bros Co.(1)	847	5,895
Fresh Del Monte Produce, Inc.	2,749	75,900
Freshpet, Inc.(1)	3,024	193,143
Hostess Brands, Inc.(1)	10,500	111,930
J&J Snack Foods Corp.	1,320	159,720
John B. Sanfilippo & Son, Inc.	716	64,010
Lancaster Colony Corp.	1,698	245,599
Landec Corp.(1)	2,282	19,831
Limoneira Co.	1,228	16,087
Sanderson Farms, Inc.	1,738	214,330
Seneca Foods Corp., Class A(1)	594	23,629
Simply Good Foods Co. (The)(1)	7,196	138,595
Tootsie Roll Industries, Inc.	1,438	51,706
		$1,974,904
Gas Utilities — 1.3%
Chesapeake Utilities Corp.	1,388	$118,965
New Jersey Resources Corp.	8,280	281,272
Northwest Natural Holding Co.	2,642	163,143
ONE Gas, Inc.	4,549	380,387
RGC Resources, Inc.	587	16,982
South Jersey Industries, Inc.	8,112	202,800
Southwest Gas Holdings, Inc.	4,735	329,367
Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	4,335	$ 322,871
		$ 1,815,787
Health Care Equipment & Supplies — 4.4%
Accuray, Inc.(1)	6,420	$ 12,198
Alphatec Holdings, Inc.(1)	2,633	9,084
AngioDynamics, Inc.(1)	3,206	33,439
Antares Pharma, Inc.(1)	14,209	33,533
Apyx Medical Corp.(1)	2,938	10,547
AtriCure, Inc.(1)	3,396	114,072
Atrion Corp.	121	78,650
Avanos Medical, Inc.(1)	4,156	111,921
AxoGen, Inc.(1)	2,668	27,747
Axonics Modulation Technologies, Inc.(1)(2)	1,340	34,049
BioLife Solutions, Inc.(1)	589	5,596
BioSig Technologies, Inc.(1)(2)	1,382	5,791
Cardiovascular Systems, Inc.(1)	2,986	105,137
Cerus Corp.(1)	12,550	58,358
Conformis, Inc.(1)(2)	5,635	3,550
CONMED Corp.	2,394	137,104
CryoLife, Inc.(1)	3,149	53,281
CryoPort, Inc.(1)(2)	2,620	44,723
Cutera, Inc.(1)	1,118	14,601
CytoSorbents Corp.(1)	2,668	20,624
ElectroCore, Inc.(1)	480	456
GenMark Diagnostics, Inc.(1)	3,729	15,364
Glaukos Corp.(1)	3,494	107,825
Globus Medical, Inc., Class A(1)	6,796	289,034
Haemonetics Corp.(1)	4,375	436,013
Heska Corp.(1)	603	33,346
Inogen, Inc.(1)	1,598	82,553
Integer Holdings Corp.(1)	2,856	179,528
IntriCon Corp.(1)	564	6,638
Invacare Corp.	2,498	18,560
iRadimed Corp.(1)(2)	282	6,021
iRhythm Technologies, Inc.(1)	2,366	192,474
Lantheus Holdings, Inc.(1)	3,109	39,671
LeMaitre Vascular, Inc.	1,302	32,446
LivaNova PLC(1)	4,365	197,516
Meridian Bioscience, Inc.(1)	3,556	29,870
Merit Medical Systems, Inc.(1)	4,789	149,656
Mesa Laboratories, Inc.(2)	355	80,262
Misonix, Inc.(1)	649	6,114
Natus Medical, Inc.(1)	3,019	69,829
Neogen Corp.(1)	4,608	308,690
Neuronetics, Inc.(1)	1,051	1,986
Nevro Corp.(1)	2,673	267,247

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Novocure, Ltd.(1)	7,610	$ 512,457
NuVasive, Inc.(1)	4,642	235,164
OraSure Technologies, Inc.(1)	4,811	51,766
Orthofix Medical, Inc.(1)	1,619	45,348
OrthoPediatrics Corp.(1)	802	31,791
Pulse Biosciences, Inc.(1)	800	5,728
Quidel Corp.(1)	3,145	307,612
Rockwell Medical, Inc.(1)	3,471	7,116
RTI Surgical Holdings, Inc.(1)	4,427	7,570
SeaSpine Holdings Corp.(1)	1,048	8,562
Senseonics Holdings, Inc.(1)	7,040	4,460
Shockwave Medical, Inc.(1)(2)	2,190	72,664
SI-BONE, Inc.(1)	1,391	16,622
Sientra, Inc.(1)	3,217	6,402
Silk Road Medical, Inc.(1)	1,382	43,505
Soliton, Inc.(1)	193	1,563
STAAR Surgical Co.(1)(2)	3,982	128,459
SurModics, Inc.(1)	1,145	38,151
Tactile Systems Technology, Inc.(1)	1,650	66,264
Tandem Diabetes Care, Inc.(1)	4,916	316,345
TransEnterix, Inc.(1)	962	338
TransMedics Group, Inc.(1)	1,222	14,762
Utah Medical Products, Inc.	296	27,839
Vapotherm, Inc.(1)(2)	1,219	22,954
Varex Imaging Corp.(1)	3,308	75,125
ViewRay, Inc.(1)	5,951	14,878
Wright Medical Group NV(1)	10,992	314,921
Zynex, Inc.(1)	1,374	15,210
		$5,858,680
Health Care Providers & Services — 2.3%
1Life Healthcare, Inc.(1)	1,670	$30,311
Addus HomeCare Corp.(1)	1,070	72,332
Amedisys, Inc.(1)	2,731	501,248
American Renal Associates Holdings, Inc.(1)	1,530	10,113
AMN Healthcare Services, Inc.(1)	4,036	233,321
Apollo Medical Holdings, Inc.(1)	575	7,429
Avalon GloboCare Corp.(1)(2)	1,913	2,965
BioTelemetry, Inc.(1)	2,899	111,641
Brookdale Senior Living, Inc.(1)	15,634	48,778
Catasys, Inc.(1)(2)	623	9,488
Community Health Systems, Inc.(1)	8,353	27,899
CorVel Corp.(1)	831	45,298
Cross Country Healthcare, Inc.(1)	2,877	19,391
Ensign Group, Inc. (The)	4,495	169,057
Enzo Biochem, Inc.(1)	3,092	7,823
Genesis Healthcare, Inc.(1)	7,358	6,200
Security	Shares	Value
Health Care Providers & Services (continued)
Hanger Inc.(1)	3,196	$ 49,794
HealthEquity, Inc.(1)	6,065	306,828
Joint Corp. (The)(1)	1,152	12,499
LHC Group, Inc.(1)	2,621	367,464
Magellan Health, Inc.(1)	1,928	92,756
National HealthCare Corp.	1,074	77,038
National Research Corp.	1,033	46,981
Option Care Health, Inc.(1)	2,427	22,984
Owens & Minor, Inc.	5,393	49,346
Patterson Cos., Inc.	7,473	114,262
Pennant Group, Inc. (The)(1)	2,149	30,430
PetIQ, Inc.(1)	1,614	37,493
Progyny, Inc.(1)	997	21,126
Providence Service Corp. (The)(1)	1,045	57,350
R1 RCM, Inc.(1)	8,804	80,028
RadNet, Inc.(1)	3,530	37,100
Select Medical Holdings Corp.(1)	9,880	148,200
Surgery Partners, Inc.(1)	2,112	13,791
Tenet Healthcare Corp.(1)	9,038	130,147
Tivity Health, Inc.(1)	4,170	26,229
Triple-S Management Corp., Class B(1)(2)	1,726	24,337
US Physical Therapy, Inc.	1,104	76,176
		$3,125,653
Health Care Technology — 1.7%
Allscripts Healthcare Solutions, Inc.(1)	13,910	$97,926
Castlight Health, Inc., Class B(1)	8,657	6,260
Computer Programs & Systems, Inc.	938	20,871
Evolent Health, Inc., Class A(1)	6,580	35,729
Health Catalyst, Inc.	1,640	42,886
HealthStream, Inc.(1)	2,289	54,822
HMS Holdings Corp.(1)	7,885	199,254
Inovalon Holdings, Inc., Class A(1)	6,512	108,490
Inspire Medical Systems, Inc.(1)	1,219	73,481
Livongo Health, Inc.(1)	4,456	127,130
NextGen Healthcare, Inc.(1)	4,587	47,888
Omnicell, Inc.(1)	3,724	244,220
OptimizeRx Corp.(1)(2)	1,058	9,585
Phreesia, Inc.(1)	2,351	49,442
Schrodinger, Inc.(1)	1,200	51,744
Simulations Plus, Inc.	960	33,523
Tabula Rasa HealthCare, Inc.(1)(2)	1,665	87,063
Teladoc Health, Inc.(1)	6,325	980,438
Vocera Communications, Inc.(1)	2,799	59,451
		$2,330,203

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
BBX Capital Corp.	5,432	$ 12,548
Biglari Holdings, Inc., Class B(1)	80	4,112
BJ's Restaurants, Inc.	1,671	23,210
Bloomin' Brands, Inc.	7,647	54,599
Bluegreen Vacations Corp.	637	3,682
Boyd Gaming Corp.	7,160	103,247
Brinker International, Inc.(2)	3,201	38,444
Carrols Restaurant Group, Inc.(1)	3,096	5,635
Century Casinos, Inc.(1)	1,662	4,005
Cheesecake Factory, Inc. (The)	3,655	62,427
Churchill Downs, Inc.	3,080	317,086
Chuy's Holdings, Inc.(1)	1,271	12,799
Cracker Barrel Old Country Store, Inc.(2)	2,135	177,675
Dave & Buster's Entertainment, Inc.	2,653	34,701
Del Taco Restaurants, Inc.(1)	2,895	9,930
Denny's Corp.(1)	4,997	38,377
Dine Brands Global, Inc.	1,363	39,091
Drive Shack, Inc.(1)	5,300	8,056
El Pollo Loco Holdings, Inc.(1)	1,580	13,351
Eldorado Resorts, Inc.(1)	5,889	84,802
Everi Holdings, Inc.(1)	6,157	20,318
Fiesta Restaurant Group, Inc.(1)	2,070	8,342
Golden Entertainment, Inc.(1)	1,501	9,922
Inspired Entertainment, Inc.(1)	780	2,636
J. Alexander's Holdings, Inc.(1)	1,066	4,083
Jack in the Box, Inc.	2,012	70,521
Kura Sushi USA, Inc.(1)	280	3,349
Lindblad Expeditions Holdings, Inc.(1)	1,767	7,368
Marriott Vacations Worldwide Corp.	3,679	204,479
Monarch Casino & Resort, Inc.(1)	917	25,740
Nathan's Famous, Inc.	237	14,457
Noodles & Co.(1)(2)	2,480	11,681
Papa John's International, Inc.	1,920	102,470
Penn National Gaming, Inc.(1)	9,760	123,464
PlayAGS, Inc.(1)	1,838	4,871
Potbelly Corp.(1)	1,684	5,203
RCI Hospitality Holdings, Inc.	797	7,946
Red Lion Hotels Corp.(1)	1,106	1,615
Red Robin Gourmet Burgers, Inc.(1)	1,090	9,287
Red Rock Resorts, Inc., Class A	6,276	53,660
Ruth's Hospitality Group, Inc.	2,317	15,477
Scientific Games Corp., Class A(1)	4,901	47,540
SeaWorld Entertainment, Inc.(1)	4,190	46,174
Shake Shack, Inc., Class A(1)	2,549	96,199
Target Hospitality Corp.(1)	2,913	5,797
Texas Roadhouse, Inc.	5,792	239,210
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Twin River Worldwide Holdings, Inc.	1,497	$ 19,476
Wingstop, Inc.	2,629	209,531
		$ 2,418,593
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	830	$ 4,523
Beazer Homes USA, Inc.(1)	2,686	17,298
Casper Sleep, Inc.(1)	590	2,531
Cavco Industries, Inc.(1)	750	108,705
Century Communities, Inc.(1)	2,337	33,910
Ethan Allen Interiors, Inc.	1,924	19,663
Flexsteel Industries, Inc.	560	6,138
GoPro, Inc., Class A(1)	10,449	27,376
Green Brick Partners, Inc.(1)	1,909	15,367
Hamilton Beach Brands Holding Co., Class A	584	5,554
Helen of Troy, Ltd.(1)	2,190	315,426
Hooker Furniture Corp.	834	13,019
Installed Building Products, Inc.(1)	2,012	80,218
iRobot Corp.(1)	2,456	100,450
KB Home	7,707	139,497
La-Z-Boy, Inc.	3,892	79,981
Legacy Housing Corp.(1)	380	3,515
LGI Homes, Inc.(1)	1,801	81,315
Lifetime Brands, Inc.	858	4,848
Lovesac Co. (The)(1)	730	4,256
M / I Homes, Inc.(1)	2,434	40,234
MDC Holdings, Inc.	4,540	105,328
Meritage Homes Corp.(1)	3,219	117,526
Purple Innovation, Inc.(1)	356	2,022
Skyline Champion Corp.(1)	4,331	67,910
Sonos, Inc.(1)	6,101	51,736
Taylor Morrison Home Corp.(1)	11,608	127,688
TopBuild Corp.(1)	2,973	212,986
TRI Pointe Group, Inc.(1)	12,325	108,090
Tupperware Brands Corp.	4,044	6,551
Universal Electronics, Inc.(1)	1,223	46,927
ZAGG, Inc.(1)	2,279	7,088
		$1,957,676
Household Products — 0.3%
Central Garden & Pet Co.(1)	789	$21,697
Central Garden & Pet Co., Class A(1)	3,755	96,015
Oil-Dri Corp. of America	406	13,577
WD-40 Co.(2)	1,200	241,020
		$372,309

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.4%
Atlantic Power Corp.(1)	10,236	$ 21,905
Clearway Energy, Inc., Class A	3,063	52,592
Clearway Energy, Inc., Class C	6,905	129,814
Ormat Technologies, Inc.	3,487	235,930
Sunnova Energy International, Inc.(1)(2)	2,715	27,340
TerraForm Power, Inc., Class A	6,811	107,410
		$ 574,991
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	3,174	$67,384
		$67,384
Insurance — 2.6%
Ambac Financial Group, Inc.(1)	3,798	$46,867
American Equity Investment Life Holding Co.	7,921	148,915
AMERISAFE, Inc.	1,636	105,473
Argo Group International Holdings, Ltd.	2,857	105,880
Benefytt Technologies, Inc.(1)(2)	983	22,009
BRP Group, Inc., Class A(1)	1,294	13,652
Citizens, Inc.(1)	4,427	28,864
CNO Financial Group, Inc.	12,923	160,116
Crawford & Co., Class A	1,459	10,505
Donegal Group, Inc., Class A	916	13,923
eHealth, Inc.(1)	2,037	286,850
Employers Holdings, Inc.	2,835	114,846
Enstar Group, Ltd.(1)	1,028	163,503
FBL Financial Group, Inc., Class A	766	35,749
FedNat Holding Co.	1,014	11,641
Genworth Financial, Inc., Class A(1)	45,354	150,575
Global Indemnity, Ltd.	810	20,655
Goosehead Insurance, Inc., Class A(1)	957	42,711
Greenlight Capital Re, Ltd., Class A(1)	2,647	15,750
Hallmark Financial Services, Inc.(1)	1,205	4,868
HCI Group, Inc.	611	24,593
Heritage Insurance Holdings, Inc.	1,906	20,413
Horace Mann Educators Corp.	3,697	135,273
Independence Holding Co.	394	10,071
Investors Title Co.	111	14,208
James River Group Holdings, Ltd.	2,526	91,542
Kinsale Capital Group, Inc.	1,780	186,063
MBIA, Inc.(1)	7,302	52,136
National General Holdings Corp.	5,773	95,543
National Western Life Group, Inc., Class A	193	33,196
NI Holdings, Inc.(1)	903	12,245
Palomar Holdings, Inc.(1)	1,601	93,114
ProAssurance Corp.	4,666	116,650
Security	Shares	Value
Insurance (continued)
ProSight Global, Inc.(1)	758	$ 7,391
Protective Insurance Corp., Class B	853	11,729
RLI Corp.	3,478	305,821
Safety Insurance Group, Inc.	1,323	111,701
Selective Insurance Group, Inc.	5,232	260,030
State Auto Financial Corp.	1,338	37,183
Stewart Information Services Corp.	1,974	52,647
Third Point Reinsurance, Ltd.(1)	6,160	45,646
Tiptree, Inc.	2,311	12,063
Trupanion, Inc.(1)	2,430	63,253
United Fire Group, Inc.	1,866	60,850
United Insurance Holdings Corp.	1,483	13,703
Universal Insurance Holdings, Inc.	2,530	45,338
Watford Holdings, Ltd.(1)	1,786	26,165
		$3,441,919
Interactive Media & Services — 0.3%
Cargurus, Inc.(1)	6,660	$126,140
Cars.com, Inc.(1)	5,846	25,138
DHI Group, Inc.(1)	4,512	9,746
Eventbrite, Inc., Class A(1)	3,223	23,528
EverQuote, Inc., Class A(1)	749	19,661
Liberty TripAdvisor Holdings, Inc., Class A(1)	6,271	11,288
Meet Group, Inc. (The)(1)	5,878	34,504
QuinStreet, Inc.(1)	4,141	33,335
Travelzoo, Inc.(1)	416	1,635
TrueCar, Inc.(1)	7,838	18,968
Yelp, Inc.(1)	6,057	109,208
		$413,151
Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(1)	2,081	$27,532
Duluth Holdings, Inc., Class B(1)	634	2,542
Groupon, Inc.(1)	40,133	39,338
Lands' End, Inc.(1)	879	4,694
Leaf Group, Ltd.(1)	1,040	1,394
Liquidity Services, Inc.(1)	2,122	8,233
Overstock.com, Inc.(1)	2,250	11,228
PetMed Express, Inc.	1,778	51,171
Quotient Technology, Inc.(1)	6,468	42,042
RealReal, Inc. (The)(1)	4,453	31,216
Rubicon Project, Inc. (The)(1)	4,228	23,465
Shutterstock, Inc.	1,706	54,865
Stamps.com, Inc.(1)	1,448	188,356
Stitch Fix, Inc., Class A(1)(2)	3,700	46,990

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Waitr Holdings, Inc.(1)(2)	4,628	$ 5,692
		$ 538,758
IT Services — 2.2%
Brightcove, Inc.(1)	3,175	$ 22,130
Cardtronics PLC, Class A(1)	3,306	69,162
Cass Information Systems, Inc.	1,244	43,739
Conduent, Inc.(1)	15,269	37,409
CSG Systems International, Inc.	2,940	123,039
Endurance International Group Holdings, Inc.(1)	5,998	11,576
EVERTEC, Inc.	5,329	121,128
Evo Payments, Inc., Class A(1)	3,485	53,320
Exela Technologies, Inc.(1)(2)	4,038	828
ExlService Holdings, Inc.(1)	2,930	152,448
GTT Communications, Inc.(1)	2,822	22,435
Hackett Group, Inc. (The)	1,931	24,562
I3 Verticals, Inc., Class A(1)	1,204	22,984
Information Services Group, Inc.(1)	2,421	6,222
International Money Express, Inc.(1)	1,143	10,436
KBR, Inc.	12,659	261,788
Limelight Networks, Inc.(1)	9,183	52,343
LiveRamp Holdings, Inc.(1)	5,856	192,780
ManTech International Corp., Class A	2,379	172,882
MAXIMUS, Inc.	5,551	323,068
NIC, Inc.	5,910	135,930
Paysign, Inc.(1)	2,627	13,555
Perficient, Inc.(1)	2,876	77,911
Perspecta, Inc.	12,429	226,705
PRGX Global, Inc.(1)	1,817	5,088
Priority Tehnology Holdings, Inc.(1)	578	1,121
Science Applications International Corp.	5,143	383,822
StarTek, Inc.(1)	1,434	5,392
Sykes Enterprises, Inc.(1)	3,342	90,635
TTEC Holdings, Inc.	1,255	46,084
Tucows, Inc., Class A(1)(2)	790	38,125
Unisys Corp.(1)	4,476	55,279
Verra Mobility Corp.(1)	11,432	81,624
Virtusa Corp.(1)	2,577	73,187
		$2,958,737
Leisure Products — 0.4%
Acushnet Holdings Corp.	3,081	$79,243
American Outdoor Brands Corp.(1)	4,733	39,284
Callaway Golf Co.	8,143	83,221
Clarus Corp.	1,804	17,679
Escalade, Inc.	888	5,284
Security	Shares	Value
Leisure Products (continued)
Johnson Outdoors, Inc., Class A	405	$ 25,393
Malibu Boats, Inc., Class A(1)	1,736	49,979
Marine Products Corp.	813	6,569
MasterCraft Boat Holdings, Inc.(1)	1,615	11,790
Sturm Ruger & Co., Inc.	1,458	74,227
Vista Outdoor, Inc.(1)	5,021	44,185
YETI Holdings, Inc.(1)	4,863	94,926
		$ 531,780
Life Sciences Tools & Services — 1.0%
Accelerate Diagnostics, Inc.(1)(2)	2,287	$19,051
ChromaDex Corp.(1)	3,310	10,791
Codexis, Inc.(1)(2)	4,645	51,838
Fluidigm Corp.(1)	6,011	15,268
Luminex Corp.	3,659	100,732
Medpace Holdings, Inc.(1)	2,467	181,028
NanoString Technologies, Inc.(1)	2,833	68,134
NeoGenomics, Inc.(1)	8,569	236,590
Pacific Biosciences of California, Inc.(1)	12,737	38,975
Personalis, Inc.(1)	740	5,972
Quanterix Corp.(1)	1,142	20,978
Repligen Corp.(1)	4,550	439,257
Syneos Health, Inc.(1)	5,566	219,412
		$1,408,026
Machinery — 3.4%
Alamo Group, Inc.	873	$77,505
Albany International Corp., Class A	2,680	126,844
Altra Industrial Motion Corp.	5,751	100,585
Astec Industries, Inc.	1,870	65,394
Barnes Group, Inc.	4,223	176,648
Blue Bird Corp.(1)	1,311	14,329
Briggs & Stratton Corp.(2)	3,442	6,230
Chart Industries, Inc.(1)	3,153	91,374
CIRCOR International, Inc.(1)	1,669	19,410
Columbus McKinnon Corp.	1,943	48,575
Commercial Vehicle Group, Inc.(1)	2,209	3,336
Douglas Dynamics, Inc.	1,952	69,316
Eastern Co. (The)	490	9,555
Energy Recovery, Inc.(1)	3,367	25,050
Enerpac Tool Group Corp.	4,678	77,421
EnPro Industries, Inc.	1,761	69,700
ESCO Technologies, Inc.	2,284	173,378
Evoqua Water Technologies Corp.(1)	6,729	75,432
Federal Signal Corp.	5,217	142,320
Franklin Electric Co., Inc.	4,132	194,741

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Gencor Industries, Inc.(1)	603	$ 6,331
Gorman-Rupp Co. (The)	1,579	49,281
Graham Corp.	863	11,133
Greenbrier Cos., Inc. (The)	2,874	50,985
Harsco Corp.(1)	6,801	47,403
Helios Technologies, Inc.	2,542	96,393
Hillenbrand, Inc.	6,378	121,884
Hurco Cos., Inc.	529	15,394
Hyster-Yale Materials Handling, Inc.	907	36,362
John Bean Technologies Corp.	2,741	203,574
Kadant, Inc.	952	71,067
Kennametal, Inc.	7,167	133,450
LB Foster Co., Class A(1)	731	9,035
Lindsay Corp.	920	84,254
Luxfer Holdings PLC	2,400	33,936
Lydall, Inc.(1)	1,313	8,482
Manitowoc Co., Inc. (The)(1)	2,727	23,179
Meritor, Inc.(1)	6,195	82,084
Miller Industries, Inc.	1,050	29,694
Mueller Industries, Inc.	4,874	116,684
Mueller Water Products, Inc., Class A	14,064	112,653
Navistar International Corp.(1)	4,357	71,847
NN, Inc.	3,488	6,034
Omega Flex, Inc.	248	20,931
Park-Ohio Holdings Corp.	726	13,750
Proto Labs, Inc.(1)	2,411	183,549
RBC Bearings, Inc.(1)	2,155	243,062
REV Group, Inc.	2,574	10,734
Rexnord Corp.	9,454	214,322
Spartan Motors, Inc.	3,015	38,924
SPX Corp.(1)	3,905	127,459
SPX FLOW, Inc.(1)	3,637	103,364
Standex International Corp.	1,097	53,775
Tennant Co.	1,548	89,707
Terex Corp.	5,568	79,956
Titan International, Inc.	3,947	6,118
TriMas Corp.(1)	3,997	92,331
Twin Disc, Inc.(1)	749	5,228
Wabash National Corp.	4,465	32,237
Watts Water Technologies, Inc., Class A	2,413	204,260
Welbilt, Inc.(1)	11,411	58,538
		$4,566,527
Marine — 0.1%
Costamare, Inc.	4,298	$19,427
Eagle Bulk Shipping, Inc.(1)	3,373	6,240
Genco Shipping & Trading, Ltd.	675	4,333
Security	Shares	Value
Marine (continued)
Matson, Inc.	3,735	$ 114,366
Safe Bulkers, Inc.(1)	4,225	5,028
Scorpio Bulkers, Inc.	4,249	10,750
		$ 160,144
Media — 0.7%
Boston Omaha Corp., Class A(1)	868	$ 15,719
Cardlytics, Inc.(1)	1,280	44,749
Central European Media Enterprises, Ltd., Class A(1)	6,603	20,667
Clear Channel Outdoor Holdings, Inc.(1)	3,136	2,007
comScore Inc.(1)	4,319	12,180
Cumulus Media, Inc., Class A(1)	1,252	6,786
Daily Journal Corp.(1)(2)	88	20,090
Emerald Holding, Inc.	2,053	5,317
Entercom Communications Corp., Class A	10,833	18,524
Entravision Communications Corp., Class A	5,618	11,405
EW Scripps Co. (The), Class A	4,675	35,249
Fluent, Inc.(1)	2,683	3,139
Gannett Co., Inc.	10,067	14,899
Gray Television, Inc.(1)	8,185	87,907
Hemisphere Media Group, Inc.(1)	1,449	12,374
Lee Enterprises, Inc.(1)	4,724	4,644
Liberty Latin America, Ltd., Class A(1)	4,144	43,595
Liberty Latin America, Ltd., Class C(1)	9,988	102,477
Loral Space & Communications, Inc.(1)	1,011	16,429
Marchex, Inc., Class B(1)	3,059	4,436
MDC Partners, Inc., Class A(1)	4,777	6,927
Meredith Corp.(2)	3,558	43,479
MSG Networks, Inc., Class A(1)(2)	3,693	37,669
National CineMedia, Inc.	5,225	17,033
Saga Communications, Inc., Class A	394	10,839
Scholastic Corp.	2,583	65,841
TechTarget, Inc.(1)	1,981	40,828
TEGNA, Inc.	19,073	207,133
Tribune Publishing Co.	1,415	11,476
WideOpenWest, Inc.(1)	1,802	8,577
		$932,395
Metals & Mining — 1.0%
Allegheny Technologies, Inc.(1)	11,028	$93,738
Carpenter Technology Corp.	4,139	80,710
Century Aluminum Co.(1)	4,377	15,845
Cleveland-Cliffs, Inc.(2)	34,534	136,409
Coeur Mining, Inc.(1)	20,477	65,731
Commercial Metals Co.	10,307	162,747
Compass Minerals International, Inc.	2,990	115,025

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Metals & Mining (continued)
Ferroglobe Representation & Warranty Insurance Trust(1)(3)	5,015	$ —
Gold Resource Corp.	5,333	14,666
Haynes International, Inc.	1,062	21,888
Hecla Mining Co.	42,085	76,595
Kaiser Aluminum Corp.	1,405	97,338
Materion Corp.	1,729	60,532
Mayville Engineering Co., Inc.(1)	556	3,408
Novagold Resources, Inc.(1)	20,420	150,700
Olympic Steel, Inc.	846	8,756
Ramaco Resources, Inc.(1)	430	1,028
Ryerson Holding Corp.(1)	965	5,134
Schnitzer Steel Industries, Inc., Class A	2,273	29,640
SunCoke Energy, Inc.	6,534	25,156
Synalloy Corp.(1)	692	6,041
TimkenSteel Corp.(1)	3,081	9,952
Warrior Met Coal, Inc.	4,424	46,983
Worthington Industries, Inc.	3,367	88,384
		$1,316,406
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AG Mortgage Investment Trust, Inc.	2,859	$7,834
Anworth Mortgage Asset Corp.	8,089	9,141
Apollo Commercial Real Estate Finance, Inc.	13,478	100,007
Ares Commercial Real Estate Corp.	2,562	17,908
Arlington Asset Investment Corp., Class A	3,233	7,080
ARMOUR Residential REIT, Inc.	5,083	44,781
Blackstone Mortgage Trust, Inc., Class A	11,058	205,900
Capstead Mortgage Corp.	8,164	34,289
Cherry Hill Mortgage Investment Corp.	1,030	6,386
Colony Credit Real Estate, Inc.	6,877	27,095
Dynex Capital, Inc.	1,888	19,711
Ellington Financial, Inc.	2,741	15,651
Exantas Capital Corp.	2,766	7,634
Granite Point Mortgage Trust, Inc.	4,738	24,022
Great Ajax Corp.	1,593	10,131
Invesco Mortgage Capital, Inc.	14,461	49,312
KKR Real Estate Finance Trust, Inc.	2,170	32,572
Ladder Capital Corp.	9,254	43,864
New York Mortgage Trust, Inc.	32,719	50,714
Orchid Island Capital, Inc.	5,266	15,535
PennyMac Mortgage Investment Trust	7,974	84,684
Ready Capital Corp.	2,836	20,476
Redwood Trust, Inc.	10,045	50,828
TPG RE Finance Trust, Inc.	4,268	23,431
Western Asset Mortgage Capital Corp.	4,545	10,408
		$919,394
Security	Shares	Value
Multiline Retail — 0.1%
Big Lots, Inc.	3,466	$ 49,286
Dillard's, Inc., Class A(2)	920	33,994
J.C. Penney Co., Inc.(1)(2)	27,238	9,806
		$ 93,086
Multi-Utilities — 0.7%
Avista Corp.	5,952	$ 252,900
Black Hills Corp.	5,426	347,427
NorthWestern Corp.	4,442	265,765
Unitil Corp.	1,244	65,086
		$931,178
Oil, Gas & Consumable Fuels — 1.2%
Abraxas Petroleum Corp.(1)	12,335	$1,493
Altus Midstream Co., Class A(1)	4,444	3,333
Amplify Energy Corp.	983	556
Arch Coal, Inc., Class A	1,294	37,397
Ardmore Shipping Corp.	2,717	14,264
Berry Corp.	5,491	13,233
Bonanza Creek Energy, Inc.(1)	1,784	20,070
Brigham Minerals, Inc., Class A	2,460	20,344
California Resources Corp.(1)(2)	3,768	3,768
Callon Petroleum Co.(1)	34,548	18,929
Chaparral Energy, Inc., Class A(1)	2,740	1,288
Clean Energy Fuels Corp.(1)	11,983	21,330
CNX Resources Corp.(1)	16,381	87,147
Comstock Resources, Inc.(1)	1,329	7,163
CONSOL Energy, Inc.(1)	2,417	8,919
Contura Energy, Inc.(1)	1,675	3,936
CVR Energy, Inc.	2,550	42,152
Delek US Holdings, Inc.	6,590	103,858
Denbury Resources, Inc.(1)	38,168	7,046
DHT Holdings, Inc.	9,630	73,862
Diamond S Shipping, Inc.(1)	1,939	22,900
Dorian LPG, Ltd.(1)	2,207	19,223
Earthstone Energy, Inc., Class A(1)	1,654	2,911
Energy Fuels, Inc.(1)	5,894	6,955
Evolution Petroleum Corp.	1,370	3,576
Extraction Oil & Gas, Inc.(1)(2)	8,830	3,726
Falcon Minerals Corp.	3,404	7,319
GasLog, Ltd.	3,212	11,627
Golar LNG, Ltd.	8,480	66,822
Goodrich Petroleum Corp.(1)	727	3,097
Green Plains, Inc.	3,369	16,340
Gulfport Energy Corp.(1)(2)	14,500	6,448
Hallador Energy Co.	1,408	1,336

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
HighPoint Resources Corp.(1)	8,393	$ 1,595
International Seaways, Inc.	2,158	51,555
Laredo Petroleum, Inc.(1)	15,854	6,021
Magnolia Oil & Gas Corp., Class A(1)(2)	8,916	35,664
Matador Resources Co.(1)	9,448	23,431
Montage Resources Corp.(1)(2)	1,875	4,219
NACCO Industries, Inc., Class A	302	8,450
NextDecade Corp.(1)	638	1,199
Nordic American Tankers, Ltd.	11,683	52,924
Northern Oil and Gas, Inc.(1)(2)	23,984	15,904
Oasis Petroleum, Inc.(1)	27,278	9,547
Overseas Shipholding Group, Inc., Class A(1)	2,804	6,365
Panhandle Oil and Gas, Inc., Class A	1,238	4,568
Par Pacific Holdings, Inc.(1)	3,112	22,095
PDC Energy, Inc.(1)	8,678	53,890
Peabody Energy Corp.	6,004	17,412
Penn Virginia Corp.(1)	1,007	3,112
PrimeEnergy Resources Corp.(1)	46	3,404
QEP Resources, Inc.	21,110	7,061
Renewable Energy Group, Inc.(1)	3,095	63,540
REX American Resources Corp.(1)	441	20,511
Ring Energy, Inc.(1)(2)	5,049	3,326
Rosehill Resources, Inc.(1)(2)	220	90
SandRidge Energy, Inc.(1)	2,381	2,141
Scorpio Tankers, Inc.	3,833	73,287
SFL Corp., Ltd.	6,931	65,637
SilverBow Resources, Inc.(1)	612	1,512
SM Energy Co.	9,886	12,061
Southwestern Energy Co.(1)	46,120	77,943
Talos Energy, Inc.(1)	1,713	9,850
Teekay Corp.(1)	5,307	16,770
Teekay Tankers, Ltd., Class A(1)	1,891	42,056
Tellurian, Inc.(1)	8,061	7,286
Unit Corp.(1)(2)	4,371	1,136
Uranium Energy Corp.(1)(2)	11,981	6,709
W&T Offshore, Inc.(1)	8,233	13,996
Whiting Petroleum Corp.(1)(2)	8,028	5,382
World Fuel Services Corp.	5,635	141,889
		$1,555,906
Paper & Forest Products — 0.4%
Boise Cascade Co.	3,372	$80,186
Clearwater Paper Corp.(1)	1,465	31,952
Louisiana-Pacific Corp.	9,807	168,484
Neenah, Inc.	1,433	61,805
PH Glatfelter Co.	3,755	45,886
Schweitzer-Mauduit International, Inc.	2,615	72,750
Security	Shares	Value
Paper & Forest Products (continued)
Verso Corp., Class A(1)	2,960	$ 33,389
		$ 494,452
Personal Products — 0.3%
Edgewell Personal Care Co.(1)	4,832	$ 116,355
elf Beauty, Inc.(1)	2,305	22,681
Inter Parfums, Inc.	1,484	68,783
Lifevantage Corp.(1)	1,232	12,690
Medifast, Inc.	975	60,937
Nature's Sunshine Products, Inc.(1)	1,018	8,276
Revlon, Inc., Class A(1)	576	6,296
USANA Health Sciences, Inc.(1)	1,152	66,539
Youngevity International, Inc.(1)(2)	728	510
		$363,067
Pharmaceuticals — 1.8%
AcelRx Pharmaceuticals, Inc.(1)	6,913	$8,157
Acer Therapeutics, Inc.(1)	443	882
Aclaris Therapeutics, Inc.(1)	2,238	2,328
Aerie Pharmaceuticals, Inc.(1)	3,606	48,681
Akorn, Inc.(1)	7,647	4,291
Amneal Pharmaceuticals, Inc.(1)(2)	10,162	35,364
Amphastar Pharmaceuticals, Inc.(1)	3,073	45,603
ANI Pharmaceuticals, Inc.(1)	781	31,818
Arvinas Holding Co. LLC(1)	1,821	73,386
Assertio Therapeutics, Inc.(1)	5,272	3,427
Axsome Therapeutics, Inc.(1)	2,249	132,309
BioDelivery Sciences International, Inc.(1)	7,195	27,269
cbdMD, Inc.(1)(2)	832	774
Cerecor, Inc.(1)(2)	1,893	4,695
Chiasma, Inc.(1)(2)	2,297	8,384
Collegium Pharmaceutical, Inc.(1)	2,817	46,002
Corcept Therapeutics, Inc.(1)	8,144	96,832
CorMedix, Inc.(1)(2)	2,079	7,464
Cymabay Therapeutics, Inc.(1)	4,918	7,279
Eloxx Pharmaceuticals, Inc.(1)	2,227	4,365
Endo International PLC(1)	19,971	73,893
Evofem Biosciences, Inc.(1)(2)	1,248	6,639
Evolus, Inc.(1)	1,256	5,212
EyePoint Pharmaceuticals, Inc.(1)(2)	5,461	5,570
Fulcrum Therapeutics, Inc.(1)	1,100	13,134
Innoviva, Inc.(1)	5,742	67,526
Intersect ENT, Inc.(1)	2,690	31,876
Intra-Cellular Therapies, Inc.(1)	4,589	70,533
Kala Pharmaceuticals, Inc.(1)(2)	1,204	10,583
Kaleido Biosciences, Inc.(1)	445	2,737

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Lannett Co., Inc.(1)(2)	2,393	$ 16,631
Liquidia Technologies, Inc.(1)	390	1,837
Mallinckrodt PLC(1)(2)	6,794	13,452
Marinus Pharmaceuticals, Inc.(1)	3,474	7,052
Menlo Therapeutics, Inc.(1)(2)	4,043	10,835
MyoKardia, Inc.(1)(2)	3,947	185,035
NGM Biopharmaceuticals, Inc.(1)(2)	2,099	25,881
Ocular Therapeutix, Inc.(1)	3,629	17,964
Odonate Therapeutics, Inc.(1)	975	26,920
Omeros Corp.(1)	4,139	55,338
Optinose, Inc.(1)(2)	2,084	9,357
Osmotica Pharmaceuticals PLC(1)	800	2,544
Pacira BioSciences, Inc.(1)	3,640	122,049
Paratek Pharmaceuticals, Inc.(1)	2,069	6,517
Phathom Pharmaceuticals, Inc.(1)	925	23,883
Phibro Animal Health Corp., Class A	1,619	39,131
Prestige Consumer Healthcare, Inc.(1)	4,518	165,720
Reata Pharmaceuticals, Inc., Class A(1)	1,987	286,804
Recro Pharma, Inc.(1)	1,686	13,775
resTORbio, Inc.(1)(2)	555	572
Revance Therapeutics, Inc.(1)	4,039	59,777
Satsuma Pharmaceuticals, Inc.(1)	380	8,178
SIGA Technologies, Inc.(1)	4,584	21,911
Strongbridge Biopharma PLC(1)	3,193	6,035
Supernus Pharmaceuticals, Inc.(1)	4,418	79,480
TherapeuticsMD, Inc.(1)	19,010	20,151
Theravance Biopharma, Inc.(1)(2)	3,972	91,793
Tricida, Inc.(1)	1,867	41,074
Verrica Pharmaceuticals, Inc.(1)	1,080	11,804
WaVe Life Sciences, Ltd.(1)	1,666	15,610
Xeris Pharmaceuticals, Inc.(1)	1,688	3,292
Zogenix, Inc.(1)	3,626	89,671
Zynerba Pharmaceuticals, Inc.(1)	1,835	7,028
		$2,364,114
Professional Services — 1.4%
Acacia Research Corp.(1)	4,242	$9,417
ASGN, Inc.(1)	4,594	162,260
Barrett Business Services, Inc.	606	24,022
BG Staffing, Inc.	608	4,548
CBIZ, Inc.(1)	4,490	93,931
CRA International, Inc.	707	23,621
Exponent, Inc.	4,510	324,314
Forrester Research, Inc.(1)	966	28,236
Franklin Covey Co.(1)	1,007	15,649
FTI Consulting, Inc.(1)	3,239	387,935
GP Strategies Corp.(1)	1,007	6,556
Security	Shares	Value
Professional Services (continued)
Heidrick & Struggles International, Inc.	1,525	$ 34,313
Huron Consulting Group, Inc.(1)	2,004	90,901
ICF International, Inc.	1,595	109,576
InnerWorkings, Inc.(1)	3,972	4,647
Insperity, Inc.	3,338	124,507
Kelly Services, Inc., Class A	2,680	34,009
Kforce, Inc.	1,903	48,660
Korn Ferry	5,012	121,892
Mistras Group, Inc.(1)	1,338	5,700
Resources Connection, Inc.	2,400	26,328
TriNet Group, Inc.(1)	3,927	147,891
TrueBlue, Inc.(1)	3,417	43,601
Upwork, Inc.(1)	4,803	30,979
Willdan Group, Inc.(1)	898	19,190
		$1,922,683
Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(1)	495	$3,797
American Realty Investors, Inc.(1)	174	1,608
Consolidated-Tomoka Land Co.	377	17,089
Cushman & Wakefield PLC(1)	10,096	118,527
eXp World Holdings, Inc.(1)(2)	1,407	11,903
Forestar Group, Inc.(1)	995	10,298
FRP Holdings, Inc.(1)	588	25,284
Griffin Industrial Realty, Inc.	55	1,799
Kennedy-Wilson Holdings, Inc.	10,725	143,929
Marcus & Millichap, Inc.(1)	1,962	53,170
Maui Land & Pineapple Co., Inc.(1)	589	6,438
Newmark Group, Inc., Class A	12,362	52,539
Rafael Holdings, Inc., Class B(1)	930	11,913
RE / MAX Holdings, Inc., Class A	1,564	34,283
Realogy Holdings Corp.	10,040	30,220
Redfin Corp.(1)	7,952	122,620
RMR Group, Inc. (The), Class A	1,361	36,706
St. Joe Co. (The)(1)	3,093	51,901
Stratus Properties, Inc.(1)	485	8,580
Tejon Ranch Co.(1)	1,572	22,102
Transcontinental Realty Investors, Inc.(1)	147	3,015
		$767,721
Road & Rail — 0.5%
ArcBest Corp.	2,213	$38,772
Avis Budget Group, Inc.(1)	5,019	69,764
Covenant Transportation Group, Inc., Class A(1)	905	7,846
Daseke, Inc.(1)	2,780	3,892
Heartland Express, Inc.	3,887	72,182

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Road & Rail (continued)
Hertz Global Holdings, Inc.(1)	9,122	$ 56,374
Marten Transport, Ltd.	3,366	69,070
PAM Transportation Services, Inc.(1)	187	5,750
Roadrunner Transportation Systems, Inc.(1)(2)	315	803
Saia, Inc.(1)	2,258	166,053
Universal Truckload Services, Inc.	475	6,223
US Xpress Enterprises, Inc., Class A(1)	1,727	5,768
Werner Enterprises, Inc.	3,888	140,979
YRC Worldwide, Inc.(1)(2)	2,802	4,708
		$648,184
Semiconductors & Semiconductor Equipment — 3.1%
Adesto Technologies Corp.(1)	2,372	$26,543
Advanced Energy Industries, Inc.(1)	3,403	165,011
Alpha & Omega Semiconductor, Ltd.(1)	1,700	10,897
Ambarella, Inc.(1)	2,758	133,929
Amkor Technology, Inc.(1)	8,647	67,360
Axcelis Technologies, Inc.(1)	2,813	51,506
AXT, Inc.(1)	3,267	10,487
Brooks Automation, Inc.	6,236	190,198
Cabot Microelectronics Corp.	2,592	295,851
CEVA, Inc.(1)	1,882	46,918
Cirrus Logic, Inc.(1)	5,083	333,597
Cohu, Inc.	3,598	44,543
Diodes, Inc.(1)	3,611	146,733
DSP Group, Inc.(1)	1,922	25,755
Enphase Energy, Inc.(1)	8,159	263,454
FormFactor, Inc.(1)	6,778	136,170
GSI Technology, Inc.(1)	1,348	9,382
Ichor Holdings, Ltd.(1)	1,836	35,178
Impinj, Inc.(1)	1,504	25,132
Inphi Corp.(1)	3,918	310,188
Lattice Semiconductor Corp.(1)	11,207	199,709
MACOM Technology Solutions Holdings, Inc.(1)(2)	4,015	76,004
MaxLinear, Inc.(1)	5,692	66,426
NeoPhotonics Corp.(1)	3,523	25,542
NVE Corp.	408	21,228
Onto Innovation, Inc.(1)	4,326	128,352
PDF Solutions, Inc.(1)	2,532	29,675
Photronics, Inc.(1)	5,437	55,784
Power Integrations, Inc.	2,488	219,765
Rambus, Inc.(1)	9,662	107,248
Semtech Corp.(1)	5,791	217,163
Silicon Laboratories, Inc.(1)	3,819	326,181
SiTime Corp.(1)	426	9,274
SMART Global Holdings, Inc.(1)	1,094	26,584
SunPower Corp.(1)(2)	6,461	32,757
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.(1)	3,007	$ 174,015
Ultra Clean Holdings, Inc.(1)	3,533	48,755
Veeco Instruments, Inc.(1)	4,143	39,649
Xperi Corp.	4,254	59,173
		$ 4,192,116
Software — 4.9%
8x8, Inc.(1)	8,167	$ 113,195
A10 Networks, Inc.(1)	4,968	30,851
ACI Worldwide, Inc.(1)	10,294	248,600
Agilysys, Inc.(1)	1,720	28,724
Alarm.com Holdings, Inc.(1)	3,300	128,403
Altair Engineering, Inc., Class A(1)	3,553	94,155
American Software, Inc., Class A	2,315	32,896
Appfolio, Inc., Class A(1)(2)	1,373	152,334
Appian Corp.(1)	3,059	123,064
Avaya Holdings Corp.(1)(2)	8,269	66,896
Benefitfocus, Inc.(1)	2,338	20,832
Blackbaud, Inc.	4,392	243,976
Blackline, Inc.(1)	3,841	202,075
Bottomline Technologies (de), Inc.(1)	3,847	140,993
Box, Inc., Class A(1)	12,809	179,838
ChannelAdvisor Corp.(1)	1,855	13,467
Cloudera, Inc.(1)(2)	21,389	168,332
Commvault Systems, Inc.(1)	3,548	143,623
Cornerstone OnDemand, Inc.(1)	5,121	162,592
Digimarc Corp.(1)(2)	926	12,084
Digital Turbine, Inc.(1)	6,827	29,424
Domo, Inc., Class B(1)	1,382	13,737
Ebix, Inc.(2)	2,069	31,407
eGain Corp.(1)	1,491	10,929
Envestnet, Inc.(1)	4,315	232,061
Everbridge, Inc.(1)	2,912	309,720
Five9, Inc.(1)	5,207	398,127
ForeScout Technologies, Inc.(1)	3,761	118,810
GTY Technology Holdings, Inc.(1)(2)	2,663	12,037
Ideanomics, Inc.(1)(2)	4,513	6,047
Intelligent Systems Corp.(1)	601	20,428
j2 Global, Inc.	4,169	312,050
LivePerson, Inc.(1)	5,551	126,285
Majesco(1)	457	2,495
MicroStrategy, Inc., Class A(1)	712	84,087
Mitek Systems, Inc.(1)	3,089	24,341
MobileIron, Inc.(1)	8,191	31,126
Model N, Inc.(1)	2,795	62,077
OneSpan, Inc.(1)	2,735	49,640
Phunware, Inc.(1)(2)	382	258

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Ping Identity Holding Corp.(1)	1,184	$ 23,704
Progress Software Corp.	3,975	127,200
PROS Holdings, Inc.(1)	2,948	91,477
Q2 Holdings, Inc.(1)(2)	3,879	229,094
QAD, Inc., Class A	961	38,373
Qualys, Inc.(1)	2,991	260,187
Rapid7, Inc.(1)	4,416	191,345
Rimini Street, Inc.(1)	770	3,149
Rosetta Stone, Inc.(1)	1,857	26,035
SailPoint Technologies Holdings, Inc.(1)	7,664	116,646
SecureWorks Corp., Class A(1)	472	5,433
SharpSpring, Inc.(1)(2)	756	4,581
ShotSpotter, Inc.(1)	604	16,598
Sprout Social, Inc., Class A(1)	830	13,247
SPS Commerce, Inc.(1)	3,056	142,135
SVMK, Inc.(1)	7,779	105,094
Synchronoss Technologies, Inc.(1)	3,376	10,297
Telaria, Inc.(1)	3,708	22,248
Telenav, Inc.(1)	2,354	10,169
Tenable Holdings, Inc.(1)	3,168	69,253
TiVo Corp.	11,141	78,878
Upland Software, Inc.(1)(2)	1,927	51,682
Varonis Systems, Inc.(1)	2,634	167,707
Verint Systems, Inc.(1)	5,901	253,743
VirnetX Holding Corp.(1)	5,078	27,777
Workiva, Inc.(1)	3,228	104,361
Yext, Inc.(1)	8,448	86,085
Zix Corp.(1)	5,001	21,554
Zuora, Inc., Class A(1)	7,520	60,536
		$6,540,604
Specialty Retail — 1.6%
Aaron's, Inc.	6,074	$138,366
Abercrombie & Fitch Co., Class A	5,673	51,568
American Eagle Outfitters, Inc.	14,181	112,739
America's Car-Mart, Inc.(1)	548	30,880
Asbury Automotive Group, Inc.(1)	1,683	92,952
Ascena Retail Group, Inc.(1)(2)	747	1,038
At Home Group, Inc.(1)	3,637	7,347
Barnes & Noble Education, Inc.(1)	3,122	4,246
Bed Bath & Beyond, Inc.(2)	10,664	44,895
Boot Barn Holdings, Inc.(1)	2,323	30,036
Buckle, Inc. (The)	2,523	34,590
Caleres, Inc.	3,593	18,684
Camping World Holdings, Inc., Class A	2,590	14,737
Cato Corp. (The), Class A	2,030	21,660
Chico's FAS, Inc.	11,271	14,540
Security	Shares	Value
Specialty Retail (continued)
Children's Place, Inc. (The)	1,345	$ 26,308
Citi Trends, Inc.	958	8,526
Conn's, Inc.(1)	1,614	6,747
Container Store Group, Inc. (The)(1)	1,542	3,639
Designer Brands, Inc., Class A	5,812	28,944
Express, Inc.(1)	6,091	9,076
GameStop Corp., Class A	5,711	19,988
Genesco, Inc.(1)	1,328	17,715
GNC Holdings, Inc., Class A(1)(2)	5,928	2,775
Group 1 Automotive, Inc.	1,529	67,674
Guess?, Inc.	4,178	28,285
Haverty Furniture Cos., Inc.	1,689	20,082
Hibbett Sports, Inc.(1)	1,464	16,009
Hudson, Ltd., Class A(1)	3,363	16,882
J. Jill, Inc.(1)	1,035	572
Lithia Motors, Inc., Class A	2,005	163,989
Lumber Liquidators Holdings, Inc.(1)	2,470	11,584
MarineMax, Inc.(1)	2,047	21,330
Michaels Cos., Inc. (The)(1)	7,538	12,212
Monro, Inc.	2,869	125,691
Murphy USA, Inc.(1)	2,590	218,492
National Vision Holdings, Inc.(1)	6,874	133,493
Office Depot, Inc.	48,585	79,679
OneWater Marine, Inc., Class A(1)	400	3,060
Party City Holdco, Inc.(1)	4,747	2,176
Rent-A-Center, Inc.	4,420	62,499
RH(1)	1,479	148,595
RTW RetailWinds, Inc.(1)	2,329	489
Sally Beauty Holdings, Inc.(1)(2)	10,541	85,171
Shoe Carnival, Inc.	872	18,111
Signet Jewelers, Ltd.	4,633	29,883
Sleep Number Corp.(1)	2,487	47,651
Sonic Automotive, Inc., Class A	2,180	28,950
Sportsman's Warehouse Holdings, Inc.(1)	3,542	21,819
Tailored Brands, Inc.(2)	4,129	7,184
Tilly's, Inc., Class A	1,890	7,806
Winmark Corp.	223	28,415
Zumiez, Inc.(1)	1,698	29,409
		$2,179,188
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(1)(2)	10,106	$77,917
AstroNova, Inc.	603	4,679
Avid Technology, Inc.(1)	2,494	16,785
Diebold Nixdorf, Inc.(1)(2)	6,637	23,362
Immersion Corp.(1)	2,323	12,451
Sonim Technologies, Inc.(1)	318	223

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Stratasys, Ltd.(1)(2)	4,388	$ 69,989
		$ 205,406
Textiles, Apparel & Luxury Goods — 0.7%
Centric Brands, Inc.(1)(2)	1,456	$ 1,631
Crocs, Inc.(1)	6,168	104,794
Culp, Inc.	785	5,778
Deckers Outdoor Corp.(1)	2,496	334,464
Delta Apparel, Inc.(1)	545	5,673
Fossil Group, Inc.(1)	3,623	11,920
G-III Apparel Group, Ltd.(1)	3,957	30,469
Kontoor Brands, Inc.(1)(2)	3,887	74,514
Movado Group, Inc.	1,238	14,633
Oxford Industries, Inc.	1,446	52,432
Rocky Brands, Inc.	588	11,378
Steven Madden, Ltd.	7,526	174,829
Superior Group of Cos., Inc.	573	4,848
Unifi, Inc.(1)	1,199	13,848
Vera Bradley, Inc.(1)	1,814	7,474
Vince Holding Corp.(1)	272	1,055
Wolverine World Wide, Inc.	7,117	108,178
		$957,918
Thrifts & Mortgage Finance — 1.7%
Axos Financial, Inc.(1)	5,080	$92,100
Bridgewater Bancshares, Inc.(1)	1,907	18,593
Capitol Federal Financial, Inc.	11,605	134,734
Columbia Financial, Inc.(1)	4,649	66,946
Dime Community Bancshares, Inc.	2,786	38,196
ESSA Bancorp, Inc.	636	8,681
Essent Group, Ltd.	8,611	226,814
Federal Agricultural Mortgage Corp., Class C	788	43,837
First Defiance Financial Corp.	3,134	46,195
Flagstar Bancorp, Inc.	2,981	59,113
FS Bancorp, Inc.	267	9,612
Greene County Bancorp, Inc.	235	5,490
Hingham Institution for Savings	102	14,789
Home Bancorp, Inc.	638	15,580
HomeStreet, Inc.	2,092	46,505
Kearny Financial Corp.	7,280	62,535
Luther Burbank Corp.	1,786	16,378
Merchants Bancorp	731	11,097
Meridian Bancorp, Inc.	4,190	47,012
Meta Financial Group, Inc.	3,149	68,396
MMA Capital Holdings, Inc.(1)	433	10,708
Mr Cooper Group, Inc.(1)	6,803	49,866
Security	Shares	Value
Thrifts & Mortgage Finance (continued)
NMI Holdings, Inc., Class A(1)	5,689	$ 66,049
Northfield Bancorp, Inc.	3,620	40,508
Northwest Bancshares, Inc.	8,819	102,036
OceanFirst Financial Corp.	4,703	74,825
Ocwen Financial Corp.(1)	8,291	4,146
OP Bancorp	999	7,453
Oportun Financial Corp.(1)	623	6,573
PCSB Financial Corp.	1,589	22,230
PennyMac Financial Services, Inc.	2,137	47,249
Pioneer Bancorp, Inc.(1)(2)	918	9,529
Ponce de Leon Federal Bank(1)	736	7,559
Provident Bancorp, Inc.(1)	695	5,991
Provident Financial Holdings, Inc.	517	7,874
Provident Financial Services, Inc.	5,275	67,837
Prudential Bancorp, Inc.	713	10,552
Radian Group, Inc.	17,982	232,867
Riverview Bancorp, Inc.	1,689	8,462
Southern Missouri Bancorp, Inc.	690	16,746
Sterling Bancorp, Inc.	1,471	6,325
Territorial Bancorp, Inc.	665	16,326
Timberland Bancorp, Inc.	546	9,986
TrustCo Bank Corp.	7,825	42,333
Velocity Financial, Inc.(1)	640	4,819
Walker & Dunlop, Inc.	2,490	100,272
Washington Federal, Inc.	6,900	179,124
Waterstone Financial, Inc.	2,330	33,878
Western New England Bancorp, Inc.	2,115	14,297
WSFS Financial Corp.	4,470	111,392
		$2,350,415
Tobacco — 0.2%
22nd Century Group, Inc.(1)(2)	9,590	$7,192
Pyxus International, Inc.(1)(2)	727	2,261
Turning Point Brands, Inc.	663	13,996
Universal Corp.	2,076	91,780
Vector Group, Ltd.	9,919	93,437
		$208,666
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	3,370	$154,076
Beacon Roofing Supply, Inc.(1)	4,718	78,036
BlueLinx Holdings, Inc.(1)	888	4,396
BMC Stock Holdings, Inc.(1)	5,982	106,061
CAI International, Inc.(1)	1,481	20,941
DXP Enterprises, Inc.(1)	1,272	15,595
EVI Industries, Inc.(1)	308	4,860

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors (continued)
Foundation Building Materials, Inc.(1)	1,746	$ 17,966
GATX Corp.	3,131	195,875
General Finance Corp.(1)	827	5,160
GMS, Inc.(1)	3,426	53,891
H&E Equipment Services, Inc.	2,694	39,548
Herc Holdings, Inc.(1)	2,118	43,334
Kaman Corp.	2,432	93,559
Lawson Products, Inc.(1)	447	11,944
MRC Global, Inc.(1)	6,928	29,513
NOW, Inc.(1)	9,243	47,694
Rush Enterprises, Inc., Class A	2,335	74,533
Rush Enterprises, Inc., Class B	513	15,652
SiteOne Landscape Supply, Inc.(1)	3,584	263,854
Systemax, Inc.	1,000	17,730
Textainer Group Holdings, Ltd.(1)	4,237	34,828
Titan Machinery, Inc.(1)	1,521	13,218
Transcat, Inc.(1)	601	15,927
Triton International, Ltd.	4,847	125,392
Veritiv Corp.(1)	1,008	7,923
Willis Lease Finance Corp.(1)	332	8,831
		$1,500,337
Water Utilities — 0.6%
American States Water Co.	3,216	$262,876
Artesian Resources Corp., Class A	703	26,278
Cadiz, Inc.(1)	1,074	12,533
California Water Service Group	4,213	211,998
Consolidated Water Co., Ltd.	1,137	18,647
Global Water Resources, Inc.	641	6,532
Middlesex Water Co.	1,398	84,048
Pure Cycle Corp.(1)	1,502	16,747
SJW Group	2,366	136,684
York Water Co. (The)	1,157	50,283
		$826,626
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(1)	3,894	$41,315
Gogo, Inc.(1)(2)	5,004	10,609
Shenandoah Telecommunications Co.	4,181	205,914
Spok Holdings, Inc.	1,597	17,072
		$274,910
Total Common Stocks (identified cost $139,471,628)		$126,606,534

Exchange-Traded Funds — 1.9%

Security	Shares	Value
iShares Russell 2000 ETF(2)	22,000	$ 2,518,120
Total Exchange-Traded Funds (identified cost $3,306,019)		$ 2,518,120

Rights — 0.0%(4)

Security	Shares	Value
Biotechnology — 0.0%(4)
GTx, Inc. CVR(1)(3)(5)	57	$ —
Tobira Therapeutics, Inc. CVR(1)(3)(5)	690	9,481
		$ 9,481
Health Care Equipment & Supplies — 0.0%(4)
Elanco Animal Health, Inc. CVR(1)(3)(5)	3,555	$ 379
		$ 379
Pharmaceuticals — 0.0%(4)
Omthera Pharmaceutical, Inc. CVR(1)(3)(5)	508	$ 305
		$305
Total Rights (identified cost $248)		$10,165

Miscellaneous — 0.0%(4)

Security	Shares	Value
Capital Markets — 0.0%
Calamos Asset Management, Inc., Escrow Certificates(1)(3)(5)	1,559	$ —
Total Miscellaneous (identified cost $0)		$ —

Short-Term Investments — 2.9%

Securities Lending Collateral — 2.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(6)	2,912,618	$ 2,912,618
Total Securities Lending Collateral (identified cost $2,912,618)		$ 2,912,618

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 8/13/20(7)	$ 1,000	$ 999,645
Total U.S. Treasury Obligations (identified cost $994,435)		$ 999,645
Total Short-Term Investments (identified cost $3,907,053)		$ 3,912,263
Total Investments — 98.9% (identified cost $146,684,948)		$133,047,082
Other Assets, Less Liabilities — 1.1%		$ 1,464,021
Net Assets — 100.0%		$134,511,103

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $7,865,796 and the total market value of the collateral received by the Fund was $8,265,525, comprised of cash of $2,912,618 and U.S. government and/or agencies securities of $5,352,907.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Amount is less than 0.05%.
(5)	Restricted security. Total market value of restricted securities amounts to $10,165, which represents less than 0.05% of the net assets of the Fund as of March 31, 2020.
(6)	Represents investment of cash collateral received in connection with securities lending.
(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini Russell 2000 Index	88	Long	6/19/20	$5,049,440	$466,750
					$466,750
Restricted Securities
Description	Acquisition Dates	Cost
Calamos Asset Management, Inc., Escrow Certificates	1/17/20	$ —
Elanco Animal Health, Inc. CVR	7/19/19	90
GTx, Inc. CVR	6/10/19	117
Omthera Pharmaceutical, Inc. CVR	7/19/13	—
Tobira Therapeutics, Inc. CVR	11/2/16	41

Abbreviations:
CVR	– Contingent Value Rights
During the fiscal year to date ended March 31, 2020, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP Russell 2000® Small Cap Index Portfolio
March 31, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$126,606,534(2)	$—	$—	$126,606,534
Exchange-Traded Funds	2,518,120	—	—	2,518,120
Miscellaneous	—	—	—	—
Rights	—	—	10,165	10,165
Short-Term Investments —
Securities Lending Collateral	2,912,618	—	—	2,912,618
U.S. Treasury Obligations	—	999,645	—	999,645
Total Investments	$132,037,272	$999,645	$10,165	$133,047,082
Futures Contracts	$466,750	$ —	$ —	$466,750
Total	$132,504,022	$999,645	$10,165	$133,513,832

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2020 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.